UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA	19103

(Address of principal executive offices)	(Zip code)

Vincent T. Lowry
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: July 1, 2011 – September 30, 2011

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

RevenueShares Large Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%
Automobiles & Components–2.1%
Ford Motor Co. *	220,184	$2,129,179
Goodyear Tire & Rubber Co. *	30,359	306,323
Harley-Davidson, Inc.	2,266	77,792
Johnson Controls, Inc.	20,390	537,684
Total Automobiles & Components		3,050,978
Banks–2.2%
BB&T Corp.	8,787	187,427
Comerica, Inc.	1,956	44,929
Fifth Third Bancorp	12,125	122,463
First Horizon National Corp.	5,124	30,539
Hudson City Bancorp, Inc.	8,752	49,536
Huntington Bancshares, Inc.	11,452	54,970
KeyCorp	15,623	92,644
M&T Bank Corp.	941	65,776
People's United Financial, Inc.	1,551	17,681
PNC Financial Services Group, Inc.	6,174	297,525
Regions Financial Corp.	39,236	130,656
SunTrust Banks, Inc.	9,515	170,794
U.S. Bancorp	14,499	341,306
Wells Fargo & Co.	65,901	1,589,532
Zions Bancorporation	3,236	45,531
Total Banks		3,241,309
Capital Goods–8.7%
3M Co.	5,797	416,167
Boeing Co.	18,159	1,098,801
Caterpillar, Inc.	8,392	619,665
Cummins, Inc.	2,382	194,514
Danaher Corp.	4,901	205,548
Deere & Co.	5,780	373,215
Dover Corp.	2,404	112,026
Eaton Corp.	6,244	221,662
Emerson Electric Co.	8,132	335,933
Fastenal Co.	1,037	34,511
Flowserve Corp.	902	66,748
Fluor Corp.	6,887	320,590
General Dynamics Corp.	9,344	531,580
General Electric Co.	162,722	2,479,883
Goodrich Corp.	919	110,905
Honeywell International, Inc.	12,562	551,597
Illinois Tool Works, Inc.	5,961	247,978
Ingersoll-Rand PLC	7,266	204,102
ITT Corp.	4,320	181,440
Jacobs Engineering Group, Inc. *	4,933	159,287
Joy Global, Inc.	870	54,271
L-3 Communications Holdings, Inc.	4,275	264,922
Lockheed Martin Corp.	10,492	762,139
Masco Corp.	17,867	127,213
Northrop Grumman Corp.	11,302	589,512
PACCAR, Inc.	4,577	154,794
Pall Corp.	926	39,262
Parker Hannifin Corp.	2,486	156,941
Precision Castparts Corp.	572	88,923
Quanta Services, Inc. *	3,293	61,876
Raytheon Co.	10,447	426,969
Rockwell Automation, Inc.	1,439	80,584
Rockwell Collins, Inc.	1,459	76,977
Roper Industries, Inc.	532	36,660
Snap-On, Inc.	946	42,002
Textron, Inc.	9,921	175,006
Tyco International Ltd.	6,511	265,323
United Technologies Corp.	12,796	900,327
W.W. Grainger, Inc.	746	111,557
Total Capital Goods		12,881,410
Commercial & Professional Services–0.6%
Avery Dennison Corp.	4,069	102,050
Cintas Corp.	2,037	57,321
Dun & Bradstreet Corp.	443	27,138
Equifax, Inc.	1,012	31,109
Iron Mountain, Inc.	1,673	52,900
Monster Worldwide, Inc. *	1,865	13,391
Pitney Bowes, Inc.	4,767	89,620
R.R. Donnelley & Sons Co.	11,718	165,458
Republic Services, Inc.	4,785	134,267
Robert Half International, Inc.	2,473	52,477
Stericycle, Inc. *	278	22,440
Waste Management, Inc.	6,585	214,408
Total Commercial & Professional Services		962,579
Consumer Durables & Apparel–1.1%
Beam, Inc.	1,932	104,483
Coach, Inc.	995	51,571
D.R. Horton, Inc.	8,037	72,655
Harman International Industries, Inc.	1,728	49,386
Hasbro, Inc.	1,957	63,818
Leggett & Platt, Inc.	2,779	54,996
Lennar Corp., Class A	3,839	51,980
Mattel, Inc.	3,656	94,654
Newell Rubbermaid, Inc.	8,211	97,465
NIKE, Inc., Class B	3,461	295,950
Pulte Group, Inc. *	20,775	82,061
Ralph Lauren Corp., Class A	547	70,946
Stanley Black & Decker, Inc.	2,268	111,359
VF Corp.	985	119,697
Whirlpool Corp.	5,984	298,661
Total Consumer Durables & Apparel		1,619,682
Consumer Services–1.1%
Apollo Group, Inc., Class A *	1,890	74,863
Carnival Corp.	7,312	221,554
Chipotle Mexican Grill, Inc., Class A *	90	27,266
Darden Restaurants, Inc.	2,580	110,295
DeVry, Inc.	793	29,309
H&R Block, Inc.	4,700	62,557
International Game Technology	2,444	35,511
Marriott International, Inc., Class A	6,919	188,474
McDonald's Corp.	4,488	394,136
Starbucks Corp.	4,373	163,069
Starwood Hotels & Resorts Worldwide, Inc.	2,076	80,590
Wyndham Worldwide Corp.	2,094	59,700
Wynn Resorts Ltd.	446	51,326
Yum! Brands, Inc.	3,549	175,285
Total Consumer Services		1,673,935
Diversified Financials–6.5%
American Express Co.	10,400	466,960
Ameriprise Financial, Inc.	3,992	157,125
Bank of America Corp.	361,360	2,211,523
Bank of New York Mellon Corp.	12,456	231,557
BlackRock, Inc., Class A	857	126,845
Capital One Financial Corp.	7,418	293,975
Charles Schwab Corp.	6,267	70,629

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Diversified Financials–6.5% (continued)
Citigroup, Inc.	69,255	$1,774,313
CME Group, Inc., Class A	188	46,323
Discover Financial Services	4,989	114,448
E*Trade Financial Corp. *	4,117	37,506
Federated Investors, Inc., Class B	927	16,250
Franklin Resources, Inc.	953	91,145
Goldman Sachs Group, Inc.	8,040	760,182
IntercontinentalExchange, Inc. *	151	17,857
Invesco Ltd.	3,710	57,542
Janus Capital Group, Inc.	2,716	16,296
JPMorgan Chase & Co.	62,414	1,879,910
Legg Mason, Inc.	1,670	42,936
Leucadia National Corp. *	894	20,276
Moody's Corp.	1,058	32,216
Morgan Stanley	43,838	591,813
NASDAQ OMX Group, Inc. *	2,162	50,029
Northern Trust Corp.	1,949	68,176
NYSE Euronext	3,001	69,743
SLM Corp.	8,754	108,987
State Street Corp.	5,755	185,081
T. Rowe Price Group, Inc.	804	38,407
Total Diversified Financials		9,578,050
Energy–13.3%
Alpha Natural Resources, Inc. *	3,079	54,467
Anadarko Petroleum Corp.	2,639	166,389
Apache Corp.	2,243	179,978
Baker Hughes, Inc.	4,118	190,087
Cabot Oil & Gas Corp.	232	14,363
Cameron International Corp. *	2,178	90,474
Chesapeake Energy Corp.	6,208	158,614
Chevron Corp.	33,538	3,102,936
ConocoPhillips	43,975	2,784,497
Consol Energy, Inc.	2,420	82,111
Denbury Resources, Inc. *	2,101	24,161
Devon Energy Corp.	2,944	163,215
Diamond Offshore Drilling, Inc.	962	52,660
El Paso Corp.	4,622	80,793
EOG Resources, Inc.	1,256	89,189
EQT Corp.	388	20,704
Exxon Mobil Corp.	77,909	5,658,531
FMC Technologies, Inc. *	1,777	66,815
Halliburton Co.	8,570	261,556
Helmerich & Payne, Inc.	620	25,172
Hess Corp.	10,715	562,109
Marathon Oil Corp.	47,364	1,022,115
Marathon Petroleum Corp.	29,731	804,521
Murphy Oil Corp.	8,349	368,692
Nabors Industries Ltd. *	4,338	53,184
National Oilwell Varco, Inc.	3,745	191,819
Newfield Exploration Co. *	924	36,674
Noble Corp. *	1,634	47,958
Noble Energy, Inc.	710	50,268
Occidental Petroleum Corp.	4,318	308,737
Peabody Energy Corp.	2,951	99,980
Pioneer Natural Resources Co.	469	30,846
QEP Resources, Inc.	1,418	38,385
Range Resources Corp.	273	15,960
Rowan Cos., Inc. *	903	27,262
Schlumberger Ltd.	6,484	387,289
Southwestern Energy Co. *	1,244	41,462
Spectra Energy Corp.	3,275	80,336
Sunoco, Inc.	17,010	527,480
Tesoro Corp. *	16,949	329,997
Valero Energy Corp.	67,842	1,206,231
Williams Cos., Inc.	6,260	152,368
Total Energy		19,650,385
Food & Staples Retailing–9.5%
Costco Wholesale Corp.	15,035	1,234,674
CVS Caremark Corp.	46,976	1,577,454
Kroger Co.	57,019	1,252,137
Safeway, Inc.	41,934	697,363
SUPERVALU, Inc.	105,052	699,646
Sysco Corp.	22,880	592,592
Walgreen Co.	31,237	1,027,385
Wal-Mart Stores, Inc.	130,578	6,776,998
Whole Foods Market, Inc.	2,108	137,674
Total Food & Staples Retailing		13,995,923
Food, Beverage & Tobacco–4.6%
Altria Group, Inc.	10,758	288,422
Archer-Daniels-Midland Co.	40,822	1,012,794
Brown-Forman Corp., Class B	603	42,294
Campbell Soup Co.	4,044	130,904
Coca-Cola Co.	7,841	529,738
Coca-Cola Enterprises, Inc.	11,707	291,270
ConAgra Foods, Inc.	8,622	208,825
Constellation Brands, Inc., Class A *	3,166	56,988
Dean Foods Co. *	22,603	200,489
Dr Pepper Snapple Group, Inc.	2,483	96,291
General Mills, Inc.	6,278	241,515
H.J. Heinz Co.	3,402	171,733
Hershey Co.	1,558	92,296
Hormel Foods Corp.	4,181	112,971
J.M. Smucker Co.	1,020	74,348
Kellogg Co.	3,890	206,909
Kraft Foods, Inc., Class A	22,665	761,091
Lorillard, Inc.	616	68,191
McCormick & Co., Inc.	1,157	53,407
Molson Coors Brewing Co., Class B	1,362	53,949
PepsiCo, Inc.	14,444	894,083
Philip Morris International, Inc.	6,932	432,418
Reynolds American, Inc.	3,865	144,860
Sara Lee Corp.	10,275	167,996
Tyson Foods, Inc., Class A	28,220	489,899
Total Food, Beverage & Tobacco		6,823,681
Health Care Equipment & Services–8.4%
Aetna, Inc.	14,668	533,182
AmerisourceBergen Corp., Class A	33,525	1,249,477
Baxter International, Inc.	3,943	221,360
Becton Dickinson & Co.	1,672	122,591
Boston Scientific Corp. *	22,513	133,052
C.R. Bard, Inc.	514	44,996
Cardinal Health, Inc.	38,795	1,624,735
CareFusion Corp. *	2,802	67,108
Cerner Corp. *	432	29,601
CIGNA Corp.	7,964	334,010
Coventry Health Care, Inc. *	6,746	194,352
Covidien PLC	3,737	164,802
DaVita, Inc. *	1,542	96,637
DENTSPLY International, Inc.	1,169	35,877
Edwards Lifesciences Corp. *	309	22,025
Express Scripts, Inc. *	17,801	659,883
Hospira, Inc. *	1,750	64,750
Humana, Inc.	7,075	514,565
Intuitive Surgical, Inc. *	59	21,492

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Health Care Equipment & Services–8.4% (continued)
Laboratory Corp. of America Holdings *	1,007	$79,603
McKesson Corp.	24,282	1,765,301
Medco Health Solutions, Inc. *	22,063	1,034,534
Medtronic, Inc.	7,688	255,549
Patterson Cos., Inc.	1,884	53,939
Quest Diagnostics, Inc.	2,531	124,930
St. Jude Medical, Inc.	2,178	78,822
Stryker Corp.	2,551	120,229
Tenet Healthcare Corp. *	35,982	148,606
UnitedHealth Group, Inc.	31,763	1,464,909
Varian Medical Systems, Inc. *	774	40,372
WellPoint, Inc.	15,269	996,760
Zimmer Holdings, Inc. *	1,289	68,961
Total Health Care Equipment & Services		12,367,010
Household & Personal Products–1.6%
Avon Products, Inc.	9,081	177,988
Clorox Co.	1,291	85,632
Colgate-Palmolive Co.	2,899	257,083
Estee Lauder Cos., Inc., Class A	1,321	116,037
Kimberly-Clark Corp.	4,621	328,137
Mead Johnson Nutrition Co., Class A	675	46,460
Procter & Gamble Co.	20,975	1,325,201
Total Household & Personal Products		2,336,538
Insurance–6.2%
ACE Ltd.	4,374	265,064
Aflac, Inc.	10,476	366,136
Allstate Corp.	22,664	536,910
American International Group, Inc. *	55,306	1,213,967
AON Corp.	3,157	132,531
Assurant, Inc.	4,175	149,465
Berkshire Hathaway, Inc., Class B *	32,275	2,292,816
Chubb Corp.	3,789	227,302
Cincinnati Financial Corp.	2,565	67,537
Genworth Financial, Inc., Class A *	32,186	184,748
Hartford Financial Services Group, Inc.	23,306	376,159
Lincoln National Corp.	10,910	170,523
Loews Corp.	7,040	243,232
Marsh & McLennan Cos., Inc.	6,570	174,368
MetLife, Inc.	32,030	897,160
Principal Financial Group, Inc.	6,481	146,924
Progressive Corp.	14,383	255,442
Prudential Financial, Inc.	14,590	683,687
Torchmark Corp.	1,624	56,613
Travelers Cos., Inc.	8,810	429,311
Unum Group	8,004	167,764
XL Group PLC, Class A	5,555	104,434
Total Insurance		9,142,093
Materials–3.4%
Air Products & Chemicals, Inc.	1,888	144,187
Airgas, Inc.	982	62,671
AK Steel Holding Corp.	14,351	93,856
Alcoa, Inc.	33,968	325,074
Allegheny Technologies, Inc.	1,681	62,180
Ball Corp.	4,046	125,507
Bemis Co., Inc.	2,518	73,803
CF Industries Holdings, Inc.	365	45,037
Cliffs Natural Resources, Inc.	1,162	59,459
Dow Chemical Co.	36,579	821,564
E.I. du Pont de Nemours & Co.	12,409	495,988
Eastman Chemical Co.	1,559	106,838
Ecolab, Inc.	2,039	99,687
FMC Corp.	724	50,072
Freeport-McMoRan Copper & Gold, Inc.	9,142	278,374
International Flavors & Fragrances, Inc.	754	42,390
International Paper Co.	16,190	376,417
MeadWestvaco Corp.	4,022	98,780
Monsanto Co.	2,696	161,868
Mosaic Co. (The)	1,851	90,643
Newmont Mining Corp.	2,489	156,558
Nucor Corp.	7,779	246,128
Owens-Illinois, Inc. *	7,139	107,942
PPG Industries, Inc.	3,146	222,296
Praxair, Inc.	1,753	163,870
Sealed Air Corp.	4,180	69,806
Sigma-Aldrich Corp.	616	38,063
Titanium Metals Corp.	932	13,961
United States Steel Corp.	12,156	267,554
Vulcan Materials Co.	1,459	40,210
Weyerhaeuser Co. (a)	6,541	101,713
Total Materials		5,042,496
Media–2.8%
Cablevision Systems Corp., Class A	7,268	114,326
CBS Corp., Class B	10,479	213,562
Comcast Corp., Class A	28,659	598,973
DIRECTV, Class A *	9,185	388,066
Discovery Communications, Inc., Class A *	1,538	57,860
Gannett Co., Inc.	9,926	94,595
Interpublic Group of Cos., Inc.	14,362	103,406
McGraw-Hill Cos., Inc.	2,340	95,940
News Corp., Class A	33,020	510,819
Omnicom Group, Inc.	5,529	203,688
Scripps Networks Interactive, Inc., Class A	777	28,881
Time Warner Cable, Inc.	4,722	295,928
Time Warner, Inc.	14,527	435,374
Viacom, Inc., Class B	5,465	211,714
Walt Disney Co.	21,059	635,140
Washington Post Co., Class B	243	79,454
Total Media		4,067,726
Pharmaceuticals, Biotechnology & Life Sciences–3.6%
Abbott Laboratories	10,972	561,108
Allergan, Inc.	969	79,826
Amgen, Inc.	4,485	246,451
Biogen IDEC, Inc. *	810	75,451
Bristol-Myers Squibb Co.	10,334	324,281
Celgene Corp. *	870	53,870
Cephalon, Inc. *	531	42,852
Eli Lilly & Co.	10,409	384,821
Forest Laboratories, Inc. *	2,139	65,860
Gilead Sciences, Inc. *	3,417	132,580
Johnson & Johnson	16,692	1,063,447
Life Technologies Corp. *	1,529	58,759
Merck & Co., Inc.	23,304	762,274
Mylan, Inc. *	4,827	82,059
PerkinElmer, Inc.	1,607	30,870
Pfizer, Inc.	62,958	1,113,097
Thermo Fisher Scientific, Inc. *	3,503	177,392
Waters Corp. *	348	26,271

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences–3.6% (continued)
Watson Pharmaceuticals, Inc. *	791	$53,986
Total Pharmaceuticals, Biotechnology & Life Sciences		5,335,255
Real Estate–0.3%
Apartment Investment & Management Co., Class A (a)	827	18,293
AvalonBay Communities, Inc. (a)	123	14,028
Boston Properties, Inc. (a)	275	24,503
CB Richard Ellis Group, Inc., Class A *	5,857	78,835
Equity Residential (a)	622	32,263
HCP, Inc. (a)	567	19,879
Health Care REIT, Inc. (a)	224	10,483
Host Hotels & Resorts, Inc. (a)	6,664	72,904
Kimco Realty Corp. (a)	1,035	15,556
Plum Creek Timber Co., Inc. (a)	515	17,876
ProLogis, Inc. (a)	677	16,417
Public Storage (a)	236	26,279
Simon Property Group, Inc. (a)	565	62,139
Ventas, Inc. (a)	333	16,450
Vornado Realty Trust (a)	589	43,951
Total Real Estate		469,856
Retailing–5.9%
Abercrombie & Fitch Co., Class A	787	48,448
Amazon.com, Inc. *	2,264	489,545
AutoNation, Inc. *	5,987	196,254
AutoZone, Inc. *	366	116,823
Bed Bath & Beyond, Inc. *	2,158	123,675
Best Buy Co., Inc.	32,563	758,718
Big Lots, Inc. *	2,282	79,482
CarMax, Inc. *	4,847	115,601
Expedia, Inc.	1,960	50,470
Family Dollar Stores, Inc.	2,325	118,249
Gamestop Corp., Class A *	6,610	152,691
Gap, Inc.	14,163	230,007
Genuine Parts Co.	3,619	183,845
Home Depot, Inc.	32,302	1,061,767
JC Penney Co., Inc.	11,446	306,524
Kohl's Corp.	5,959	292,587
Lowe's Cos., Inc.	39,196	758,051
Ltd. Brands, Inc.	3,488	134,323
Macy's, Inc.	15,136	398,379
Netflix, Inc. *	256	28,969
Nordstrom, Inc.	3,026	138,228
O'Reilly Automotive, Inc. *	1,252	83,421
priceline.com, Inc. *	93	41,800
Ross Stores, Inc.	1,435	112,920
Sears Holdings Corp. *	13,798	793,661
Sherwin-Williams Co.	1,724	128,128
Staples, Inc.	29,917	397,896
Target Corp.	21,671	1,062,746
Tiffany & Co.	599	36,431
TJX Cos., Inc.	5,736	318,176
Urban Outfitters, Inc. *	1,305	29,127
Total Retailing		8,786,942
Semiconductors & Semiconductor Equipment–1.1%
Advanced Micro Devices, Inc. *	17,306	87,914
Altera Corp.	815	25,697
Analog Devices, Inc.	1,283	40,094
Applied Materials, Inc.	12,719	131,642
Broadcom Corp., Class A	2,961	98,572
First Solar, Inc. *	608	38,432
Intel Corp.	31,723	676,652
KLA-Tencor Corp.	672	25,724
Linear Technology Corp.	580	16,037
LSI Corp. *	7,226	37,431
MEMC Electronic Materials, Inc. *	4,700	24,628
Microchip Technology, Inc.	421	13,097
Micron Technology, Inc. *	18,035	90,896
Novellus Systems, Inc. *	695	18,946
NVIDIA Corp. *	3,370	42,125
Teradyne, Inc. *	2,239	24,651
Texas Instruments, Inc.	8,125	216,531
Xilinx, Inc.	966	26,507
Total Semiconductors & Semiconductor Equipment		1,635,576
Software & Services–3.9%
Accenture PLC, Class A	7,429	391,360
Adobe Systems, Inc. *	2,346	56,703
Akamai Technologies, Inc. *	772	15,347
Autodesk, Inc. *	1,014	28,169
Automatic Data Processing, Inc.	3,098	146,071
BMC Software, Inc. *	804	31,002
CA, Inc.	3,525	68,420
Citrix Systems, Inc. *	556	30,319
Cognizant Technology Solutions Corp., Class A *	1,101	69,033
Computer Sciences Corp.	10,110	271,453
Compuware Corp. *	1,935	14,822
eBay, Inc. *	4,631	136,568
Electronic Arts, Inc. *	2,737	55,972
Fidelity National Information Services, Inc.	3,555	86,458
Fiserv, Inc. *	1,364	69,250
Google, Inc., Class A *	863	443,910
International Business Machines Corp.	9,528	1,667,686
Intuit, Inc. *	1,174	55,695
Mastercard, Inc., Class A	264	83,730
Microsoft Corp.	39,086	972,850
Oracle Corp.	13,761	395,491
Paychex, Inc.	1,255	33,094
Red Hat, Inc. *	279	11,790
SAIC, Inc. *	14,569	172,060
Salesforce.com, Inc. *	170	19,428
Symantec Corp. *	5,951	97,001
Total System Services, Inc.	1,643	27,816
VeriSign, Inc.	504	14,419
Visa, Inc., Class A	1,430	122,580
Western Union Co.	5,610	85,777
Yahoo!, Inc. *	7,304	96,121
Total Software & Services		5,770,395
Technology Hardware & Equipment–4.4%
Agilent Technologies, Inc. *	2,614	81,687
Amphenol Corp., Class A	1,325	54,020
Apple, Inc. *	2,323	885,481
Cisco Systems, Inc.	39,770	616,037
Corning, Inc.	8,523	105,344
Dell, Inc. *	58,752	831,341
EMC Corp. *	12,945	271,716
F5 Networks, Inc. *	178	12,647
FLIR Systems, Inc.	815	20,416
Harris Corp.	2,335	79,787
Hewlett-Packard Co.	87,091	1,955,193

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Technology Hardware & Equipment–4.4% (continued)
Jabil Circuit, Inc.	12,477	$221,966
JDS Uniphase Corp. *	1,768	17,627
Juniper Networks, Inc. *	3,337	57,597
Lexmark International, Inc., Class A *	2,446	66,115
Molex, Inc.	2,170	44,203
Motorola Mobility Holdings, Inc. *	4,417	166,874
Motorola Solutions, Inc.	5,268	220,729
NetApp, Inc. *	1,704	57,834
QUALCOMM, Inc.	3,509	170,643
SanDisk Corp. *	1,848	74,567
Tellabs, Inc.	6,172	26,478
Teradata Corp. *	581	31,101
Western Digital Corp. *	5,845	150,333
Xerox Corp.	46,051	320,975
Total Technology Hardware & Equipment		6,540,711
Telecommunication Services–3.2%
American Tower Corp., Class A *	593	31,903
AT&T, Inc.	73,182	2,087,151
CenturyLink, Inc.	3,529	116,880
Frontier Communications Corp.	7,753	47,371
MetroPCS Communications, Inc. *	7,103	61,867
Sprint Nextel Corp. *	166,209	505,275
Verizon Communications, Inc.	49,177	1,809,714
Windstream Corp.	4,663	54,371
Total Telecommunication Services		4,714,532
Transportation–1.7%
CH Robinson Worldwide, Inc.	2,232	152,825
CSX Corp.	8,665	161,776
Expeditors International of Washington, Inc.	2,290	92,859
FedEx Corp.	8,105	548,546
Norfolk Southern Corp.	2,488	151,818
Ryder System, Inc.	2,143	80,384
Southwest Airlines Co.	22,971	184,687
Union Pacific Corp.	3,228	263,631
United Parcel Service, Inc., Class B	12,869	812,677
Total Transportation		2,449,203
Utilities–3.8%
AES Corp. *	26,840	261,958
Ameren Corp.	4,107	122,265
American Electric Power Co., Inc.	6,270	238,385
CenterPoint Energy, Inc.	7,792	152,879
CMS Energy Corp.	5,324	105,362
Consolidated Edison, Inc.	3,902	222,492
Constellation Energy Group, Inc.	6,185	235,401
Dominion Resources, Inc.	4,839	245,676
DTE Energy Co.	2,886	141,472
Duke Energy Corp.	11,585	231,584
Edison International	5,492	210,069
Entergy Corp.	2,887	191,379
Exelon Corp.	7,082	301,764
FirstEnergy Corp.	4,767	214,086
Integrys Energy Group, Inc.	1,888	91,795
NextEra Energy, Inc.	4,757	256,973
Nicor, Inc.	829	45,603
NiSource, Inc.	4,954	105,917
Northeast Utilities	2,423	81,534
NRG Energy, Inc. *	6,935	147,091
Oneok, Inc.	3,425	226,187
Pepco Holdings, Inc.	7,245	137,076
PG&E Corp.	5,257	222,424
Pinnacle West Capital Corp.	1,256	53,933
PPL Corp.	4,874	139,104
Progress Energy, Inc.	3,260	168,607
Public Service Enterprise Group, Inc.	6,008	200,487
SCANA Corp.	1,882	76,127
Sempra Energy	2,988	153,882
Southern Co.	6,668	282,523
TECO Energy, Inc.	3,357	57,506
Wisconsin Energy Corp.	2,207	69,057
Xcel Energy, Inc.	6,902	170,410
Total Utilities		5,561,008
Total Investments–100.0% (Cost $155,557,725)		147,697,273
Other Assets in Excess of Liabilities–0.0%		53,988
Net Assets–100.0%		$147,751,261

*	Non-income producing security
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

RevenueShares Mid Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%
Automobiles & Components–0.9%
BorgWarner, Inc. *	9,150	$553,850
Gentex Corp.	3,524	84,752
Thor Industries, Inc.	11,535	255,500
Total Automobiles & Components		894,102
Banks–2.3%
Associated Banc-Corp	14,298	132,972
Astoria Financial Corp.	13,267	102,023
BancorpSouth, Inc.	10,287	90,320
Bank of Hawaii Corp.	2,258	82,191
Cathay General Bancorp	5,068	57,674
City National Corp.	3,162	119,397
Commerce Bancshares, Inc.	3,640	126,490
Cullen/Frost Bankers, Inc.	2,213	101,488
East West Bancorp, Inc.	8,239	122,844
First Niagara Financial Group, Inc.	9,540	87,291
FirstMerit Corp.	7,348	83,473
Fulton Financial Corp.	13,357	102,181
Hancock Holding Co.	2,104	56,345
International Bancshares Corp.	5,797	76,231
New York Community Bancorp, Inc.	20,619	245,366
Prosperity Bancshares, Inc.	1,503	49,118
SVB Financial Group *	1,936	71,632
Synovus Financial Corp.	146,371	156,617
TCF Financial Corp.	18,370	168,269
Trustmark Corp.	3,501	63,543
Valley National Bancorp	8,443	89,411
Washington Federal, Inc.	6,020	76,695
Webster Financial Corp.	6,540	100,062
Westamerica Bancorporation	826	31,652
Total Banks		2,393,285
Capital Goods–13.3%
Acuity Brands, Inc.	4,476	161,315
Aecom Technology Corp. *	37,157	656,564
AGCO Corp. *	18,168	628,068
Alliant Techsystems, Inc.	9,680	527,657
AMETEK, Inc.	7,043	232,208
BE Aerospace, Inc. *	6,418	212,500
Carlisle Cos., Inc.	8,146	259,694
Crane Co.	6,413	228,880
Donaldson Co., Inc.	3,475	190,430
Esterline Technologies Corp. *	2,200	114,048
Gardner Denver, Inc.	2,763	175,589
GATX Corp.	4,076	126,315
General Cable Corp. *	21,897	511,295
Graco, Inc.	2,191	74,801
Granite Construction, Inc.	10,120	189,952
Harsco Corp.	16,044	311,093
Hubbell, Inc., Class B	5,214	258,302
Huntington Ingalls Industries, Inc. *	26,502	644,794
IDEX Corp.	4,929	153,588
KBR, Inc.	44,469	1,050,802
Kennametal, Inc.	5,818	190,481
Lennox International, Inc.	12,214	314,877
Lincoln Electric Holdings, Inc.	7,000	203,070
MSC Industrial Direct Co., Class A	2,952	166,670
Nordson Corp.	2,568	102,052
Oshkosh Corp. *	58,547	921,530
Pentair, Inc.	9,906	317,091
Regal-Beloit Corp.	4,452	202,032
Shaw Group, Inc. *	35,551	772,879
SPX Corp.	11,139	504,708
Terex Corp. *	38,351	393,481
Thomas & Betts Corp. *	5,452	217,589
Timken Co.	12,109	397,417
Trinity Industries, Inc.	9,585	205,215
Triumph Group, Inc.	2,871	139,933
United Rentals, Inc. *	14,352	241,688
URS Corp. *	32,061	950,929
Valmont Industries, Inc.	2,258	175,988
Wabtec Corp.	2,908	153,746
Watsco, Inc.	5,581	285,189
Woodward, Inc.	5,474	149,988
Total Capital Goods		13,714,448
Commercial & Professional Services–3.9%
Brink's Co.	13,906	324,149
Clean Harbors, Inc. *	3,390	173,907
Copart, Inc. *	2,219	86,807
Corporate Executive Board Co.	1,603	47,769
Corrections Corp. of America *	8,059	182,859
Deluxe Corp.	7,853	146,066
FTI Consulting, Inc. *	4,317	158,909
Herman Miller, Inc.	8,892	158,811
HNI Corp.	10,038	192,027
Korn/Ferry International *	4,516	55,050
Manpower, Inc.	56,840	1,910,961
Mine Safety Appliances Co.	3,676	99,105
Rollins, Inc.	6,457	120,810
Towers Watson & Co., Class A	3,740	223,577
Waste Connections, Inc.	4,344	146,914
Total Commercial & Professional Services		4,027,721
Consumer Durables & Apparel–3.5%
American Greetings Corp., Class A	9,156	169,386
Deckers Outdoor Corp. *	1,019	95,032
Eastman Kodak Co. *	335,100	261,412
Fossil, Inc. *	2,072	167,956
Hanesbrands, Inc. *	17,292	432,473
KB Home	32,343	189,530
MDC Holdings, Inc.	6,213	105,248
Mohawk Industries, Inc. *	13,944	598,337
NVR, Inc. *	525	317,089
Polaris Industries, Inc.	3,816	190,686
Pvh Corp.	4,098	238,668
Ryland Group, Inc.	12,617	134,371
Toll Brothers, Inc. *	11,347	163,737
Tupperware Brands Corp.	4,344	233,447
Under Armour, Inc., Class A *	1,457	96,759
Warnaco Group, Inc. *	4,982	229,620
Total Consumer Durables & Apparel		3,623,751
Consumer Services–2.6%
Bally Technologies, Inc. *	3,077	83,017
Bob Evans Farms, Inc.	6,567	187,291
Brinker International, Inc.	15,122	316,352
Career Education Corp. *	15,978	208,513
Cheesecake Factory, Inc. *	7,000	172,550
International Speedway Corp., Class A	3,213	73,385
ITT Educational Services, Inc. *	2,775	159,784
Life Time Fitness, Inc. *	2,629	96,879
Matthews International Corp., Class A	2,944	90,557
Panera Bread Co., Class A *	1,435	149,154

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Consumer Services–2.6% (continued)
Regis Corp.	19,651	$276,883
Scientific Games Corp., Class A *	13,446	95,736
Service Corp. International	25,015	229,137
Sotheby's	2,136	58,890
Strayer Education, Inc.	830	63,636
Wendy's Co. (The)	76,998	353,421
WMS Industries, Inc. *	4,407	77,519
Total Consumer Services		2,692,704
Diversified Financials–1.2%
Affiliated Managers Group, Inc. *	1,595	124,490
Apollo Investment Corp.	6,372	47,917
Eaton Vance Corp.	5,309	118,231
Greenhill & Co., Inc.	1,084	30,992
Jefferies Group, Inc.	22,237	275,961
MSCI, Inc., Class A *	2,087	63,299
Raymond James Financial, Inc.	12,324	319,931
SEI Investments Co.	6,812	104,769
Waddell & Reed Financial, Inc., Class A	3,909	97,764
Total Diversified Financials		1,183,354
Energy–3.6%
Arch Coal, Inc.	20,794	303,176
Atwood Oceanics, Inc. *	1,806	62,054
Bill Barrett Corp. *	1,804	65,377
CARBO Ceramics, Inc.	327	33,527
Cimarex Energy Co.	2,708	150,836
Comstock Resources, Inc. *	2,267	35,048
Dresser-Rand Group, Inc. *	4,743	192,234
Dril-Quip, Inc. *	1,008	54,341
Exterran Holdings, Inc. *	28,060	272,743
Forest Oil Corp. *	5,743	82,699
Helix Energy Solutions Group, Inc. *	7,872	103,123
Hollyfrontier Corp.	27,012	708,255
Northern Oil and Gas, Inc. *	218	4,227
Oceaneering International, Inc.	5,199	183,733
Oil States International, Inc. *	4,193	213,508
Overseas Shipholding Group, Inc.	7,265	99,821
Patriot Coal Corp. *	21,664	183,277
Patterson-UTI Energy, Inc.	6,529	113,213
Plains Exploration & Production Co. *	6,529	148,274
Quicksilver Resources, Inc. *	11,648	88,292
SM Energy Co.	1,327	80,483
Southern Union Co.	6,381	258,877
Superior Energy Services, Inc. *	4,957	130,072
Tidewater, Inc.	2,537	106,681
Unit Corp. *	2,057	75,944
Total Energy		3,749,815
Food & Staples Retailing–0.5%
Ruddick Corp.	11,706	456,417

Food, Beverage & Tobacco–3.3%
Corn Products International, Inc.	10,013	392,910
Flowers Foods, Inc.	15,456	300,774
Green Mountain Coffee Roasters, Inc. *	4,722	438,863
Hansen Natural Corp. *	1,528	133,379
Lancaster Colony Corp.	1,971	120,251
Ralcorp Holdings, Inc. *	5,604	429,883
Smithfield Foods, Inc. *	67,045	1,307,377
Tootsie Roll Industries, Inc.	2,380	57,405
Universal Corp.	7,171	257,152
Total Food, Beverage & Tobacco		3,437,994
Health Care Equipment & Services–10.1%
Allscripts Healthcare Solutions, Inc. *	5,710	102,894
AMERIGROUP Corp. *	14,343	559,520
Catalyst Health Solutions, Inc. *	6,356	366,678
Community Health Systems, Inc. *	80,862	1,345,544
Cooper Cos., Inc.	1,532	121,258
Gen-Probe, Inc. *	983	56,277
Health Management Associates, Inc., Class A *	80,631	557,967
Health Net, Inc. *	62,221	1,475,260
Henry Schein, Inc. *	12,450	772,025
Hill-Rom Holdings, Inc.	5,358	160,847
Hologic, Inc. *	11,472	174,489
IDEXX Laboratories, Inc. *	1,622	111,869
Kindred Healthcare, Inc. *	47,360	408,243
Kinetic Concepts, Inc. *	3,310	218,096
LifePoint Hospitals, Inc. *	9,871	361,673
Lincare Holdings, Inc.	8,859	199,327
Masimo Corp.	1,990	43,083
Mednax, Inc. *	2,369	148,394
Omnicare, Inc.	23,991	610,091
Owens & Minor, Inc.	30,612	871,830
ResMed, Inc. *	4,008	115,390
STERIS Corp.	4,850	141,960
Teleflex, Inc.	3,809	204,810
Thoratec Corp. *	1,395	45,533
Universal Health Services, Inc., Class B	16,277	553,418
VCA Antech, Inc. *	9,240	147,655
WellCare Health Plans, Inc. *	15,204	577,448
Total Health Care Equipment & Services		10,451,579
Household & Personal Products–0.7%
Church & Dwight Co., Inc.	6,548	289,422
Energizer Holdings, Inc. *	6,785	450,795
Total Household & Personal Products		740,217
Insurance–6.5%
American Financial Group, Inc.	15,809	491,186
Arthur J. Gallagher & Co.	7,448	195,882
Aspen Insurance Holdings Ltd.	10,458	240,952
Brown & Brown, Inc.	5,781	102,902
Everest Re Group Ltd.	6,455	512,398
Fidelity National Financial, Inc., Class A	39,620	601,432
First American Financial Corp.	31,265	400,192
Hanover Insurance Group, Inc.	9,559	339,344
HCC Insurance Holdings, Inc.	9,661	261,330
Kemper Corp.	12,725	304,891
Mercury General Corp.	8,302	318,382
Old Republic International Corp.	46,765	417,144
Protective Life Corp.	22,019	344,157
Reinsurance Group of America, Inc., Class A	18,424	846,583
StanCorp Financial Group, Inc.	11,485	316,641
Transatlantic Holdings, Inc.	10,410	505,093

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Insurance–6.5% (continued)
W.R. Berkley Corp.	18,133	$538,369
Total Insurance		6,736,878
Materials–8.4%
Albemarle Corp.	5,811	234,764
Aptargroup, Inc.	4,766	212,897
Ashland, Inc.	20,023	883,815
Cabot Corp.	10,656	264,056
Carpenter Technology Corp.	2,343	105,177
Commercial Metals Co.	61,940	589,049
Compass Minerals International, Inc.	1,593	106,380
Cytec Industries, Inc.	9,785	343,845
Domtar Corp.	8,504	579,718
Greif, Inc., Class A	7,768	333,169
Intrepid Potash, Inc. *	1,185	29,471
Louisiana-Pacific Corp. *	26,006	132,631
Martin Marietta Materials, Inc.	2,995	189,344
Minerals Technologies, Inc.	2,137	105,290
NewMarket Corp.	1,200	182,244
Olin Corp.	9,113	164,125
Packaging Corp. of America	10,020	233,466
Reliance Steel & Aluminum Co.	17,966	611,024
Rock-Tenn Co., Class A	6,126	298,214
RPM International, Inc.	19,792	370,110
Scotts Miracle-Gro Co., Class A	7,953	354,704
Sensient Technologies Corp.	4,141	134,789
Silgan Holdings, Inc.	9,358	343,813
Sonoco Products Co.	14,343	404,903
Steel Dynamics, Inc.	57,655	571,938
Temple-Inland, Inc.	12,845	402,948
Valspar Corp.	10,961	342,093
Worthington Industries, Inc.	13,848	193,457
Total Materials		8,717,434
Media–1.3%
AMC Networks, Inc., Class A *	3,198	102,176
DreamWorks Animation SKG, Inc., Class A *	4,072	74,029
John Wiley & Sons, Inc., Class A	4,041	179,501
Lamar Advertising Co., Class A *	6,389	108,805
Meredith Corp.	6,765	153,159
New York Times Co., Class A *	42,544	247,181
Scholastic Corp.	7,866	220,484
Valassis Communications, Inc. *	12,489	234,044
Total Media		1,319,379
Pharmaceuticals, Biotechnology & Life Sciences–1.4%
Bio-Rad Laboratories, Inc., Class A *	2,299	208,680
Charles River Laboratories International, Inc. *	4,216	120,662
Covance, Inc. *	4,698	213,524
Endo Pharmaceuticals Holdings, Inc. *	6,186	173,146
Medicis Pharmaceutical Corp., Class A	2,058	75,076
Mettler-Toledo International, Inc. *	1,428	199,863
Perrigo Co.	2,452	238,114
Pharmaceutical Product Development, Inc.	5,948	152,626
Techne Corp.	422	28,700
United Therapeutics Corp. *	1,481	55,523
Vertex Pharmaceuticals, Inc. *	229	10,199
Total Pharmaceuticals, Biotechnology & Life Sciences		1,476,113
Real Estate–2.9%
Alexandria Real Estate Equities, Inc. (a)	819	50,278
American Campus Communities, Inc. (a)	948	35,275
BRE Properties, Inc. (a)	854	36,158
Camden Property Trust (a)	1,208	66,754
Corporate Office Properties Trust (a)	2,741	59,699
Cousins Properties, Inc. (a)	4,400	25,740
Duke Realty Corp. (a)	14,492	152,166
Equity One, Inc. (a)	1,934	30,673
Essex Property Trust, Inc. (a)	349	41,894
Federal Realty Investment Trust (a)	710	58,511
Highwoods Properties, Inc. (a)	1,783	50,388
Home Properties, Inc. (a)	18,891	1,072,253
Hospitality Properties Trust (a)	5,203	110,460
Jones Lang LaSalle, Inc.	5,608	290,551
Liberty Property Trust (a)	2,706	78,772
Macerich Co. (a)	1,875	79,931
Mack-Cali Realty Corp. (a)	3,053	81,668
Omega Healthcare Investors, Inc. (a)	1,520	24,214
Potlatch Corp. (a)	1,711	53,931
Rayonier, Inc. (a)	3,731	137,264
Realty Income Corp. (a)	1,092	35,206
Regency Centers Corp. (a)	1,480	52,288
Senior Housing Properties Trust (a)	1,618	34,852
SL Green Realty Corp. (a)	1,849	107,519
Taubman Centers, Inc. (a)	1,322	66,510
UDR, Inc. (a)	2,831	62,678
Weingarten Realty Investors (a)	2,813	59,551
Total Real Estate		2,955,184
Retailing–8.5%
99 Cents Only Stores *	7,470	137,597
Aaron's, Inc.	7,796	196,849
Advance Auto Parts, Inc.	10,568	614,001
Aeropostale, Inc. *	23,827	257,570
American Eagle Outfitters, Inc.	28,447	333,399
ANN, Inc. *	8,726	199,302
Ascena Retail Group, Inc. *	8,908	241,140
Barnes & Noble, Inc.	60,431	714,899
Chico's FAS, Inc.	14,208	162,397
Collective Brands, Inc. *	28,259	366,237
Dick's Sporting Goods, Inc. *	13,835	462,919
Dollar Tree, Inc. *	7,254	544,848
Foot Locker, Inc.	25,872	519,768
Guess?, Inc.	7,388	210,484
LKQ Corp. *	10,472	253,004
Office Depot, Inc. *	589,367	1,214,096
PetSmart, Inc.	13,368	570,145
RadioShack Corp.	40,637	472,202
Rent-A-Center, Inc., Class A	10,914	299,589
Saks, Inc. *	30,931	270,646
Tractor Supply Co.	5,717	357,598

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Retailing–8.5% (continued)
Williams-Sonoma, Inc.	10,378	$319,539
Total Retailing		8,718,229
Semiconductors & Semiconductor Equipment–1.1%
Atmel Corp. *	17,167	138,538
Cree, Inc. *	2,569	66,743
Cypress Semiconductor Corp. *	5,332	79,820
Fairchild Semiconductor International, Inc., Class A *	13,418	144,914
Integrated Device Technology, Inc. *	9,729	50,104
International Rectifier Corp. *	4,164	77,534
Intersil Corp., Class A	8,043	82,763
Lam Research Corp. *	4,733	179,759
RF Micro Devices, Inc. *	13,561	85,977
Semtech Corp. *	1,261	26,607
Silicon Laboratories, Inc. *	1,563	52,376
Skyworks Solutions, Inc. *	4,909	88,067
Varian Semiconductor Equipment Associates, Inc. *	1,214	74,236
Total Semiconductors & Semiconductor Equipment		1,147,438
Software & Services–3.9%
ACI Worldwide, Inc. *	1,536	42,301
Acxiom Corp. *	11,866	126,254
Advent Software, Inc. *	1,385	28,877
Alliance Data Systems Corp. *	2,911	269,850
ANSYS, Inc. *	1,204	59,044
AOL, Inc. *	24,270	291,240
Broadridge Financial Solutions, Inc.	11,594	233,503
Cadence Design Systems, Inc. *	10,394	96,041
Concur Technologies, Inc. *	818	30,446
Convergys Corp. *	26,830	251,665
CoreLogic, Inc. *	9,267	98,879
Digital River, Inc. *	1,868	38,724
DST Systems, Inc.	5,753	252,154
Equinix, Inc. *	1,291	114,680
Factset Research Systems, Inc.	750	66,727
Fair Isaac Corp.	2,943	64,246
Gartner, Inc. *	3,738	130,344
Global Payments, Inc.	4,125	166,609
Informatica Corp. *	1,610	65,929
Jack Henry & Associates, Inc.	3,015	87,375
Lender Processing Services, Inc.	18,266	250,062
Mantech International Corp., Class A	8,616	270,370
Mentor Graphics Corp. *	8,886	85,483
MICROS Systems, Inc. *	2,070	90,894
NeuStar, Inc., Class A *	2,237	56,238
Parametric Technology Corp. *	6,970	107,199
Quest Software, Inc. *	5,253	83,418
Rackspace Hosting, Inc. *	2,233	76,235
Rovi Corp. *	1,329	57,120
Solera Holdings, Inc.	1,303	65,801
Synopsys, Inc. *	5,948	144,893
TIBCO Software, Inc. *	3,608	80,783
ValueClick, Inc. *	2,710	42,168
VeriFone Systems, Inc. *	2,710	94,904
Total Software & Services		4,020,456
Technology Hardware & Equipment–10.9%
ADTRAN, Inc.	2,080	55,037
Arrow Electronics, Inc. *	63,060	1,751,807
Avnet, Inc. *	71,799	1,872,518
Ciena Corp. *	9,007	100,878
Diebold, Inc.	10,865	298,896
Ingram Micro, Inc., Class A *	213,875	3,449,804
Itron, Inc. *	6,807	200,806
National Instruments Corp.	3,701	84,605
NCR Corp. *	29,407	496,684
Plantronics, Inc.	2,147	61,082
Polycom, Inc. *	6,179	113,508
QLogic Corp. *	4,303	54,562
Riverbed Technology, Inc. *	2,501	49,920
Tech Data Corp. *	50,407	2,179,095
Trimble Navigation Ltd. *	3,914	131,315
Vishay Intertechnology, Inc. *	31,343	262,027
Zebra Technologies Corp., Class A *	3,286	101,669
Total Technology Hardware & Equipment		11,264,213
Telecommunication Services–0.6%
Telephone & Data Systems, Inc.	24,810	527,212
tw Telecom, Inc., Class A *	8,090	133,647
Total Telecommunication Services		660,859
Transportation–2.9%
Alaska Air Group, Inc. *	7,318	411,930
Alexander & Baldwin, Inc.	4,467	163,180
Con-Way, Inc.	22,685	502,019
JB Hunt Transport Services, Inc.	11,055	399,307
JetBlue Airways Corp. *	96,156	394,240
Kansas City Southern *	3,822	190,947
Kirby Corp. *	2,201	115,861
Landstar System, Inc.	6,758	267,346
UTi Worldwide, Inc.	28,050	365,772
Werner Enterprises, Inc.	9,104	189,636
Total Transportation		3,000,238
Utilities–5.7%
AGL Resources, Inc.	6,340	258,292
Alliant Energy Corp.	9,576	370,400
Aqua America, Inc.	3,717	80,176
Atmos Energy Corp.	15,690	509,140
Black Hills Corp.	4,685	143,548
Cleco Corp.	3,441	117,476
DPL, Inc.	6,591	198,653
Energen Corp.	3,944	161,270
Great Plains Energy, Inc.	12,743	245,940
Hawaiian Electric Industries, Inc.	11,710	284,319
IDACORP, Inc.	3,011	113,756
MDU Resources Group, Inc.	21,373	410,148
National Fuel Gas Co.	3,477	169,260
NSTAR	7,061	316,403
NV Energy, Inc.	26,014	382,666
OGE Energy Corp.	8,327	397,947
PNM Resources, Inc.	12,806	210,403
Questar Corp.	13,276	235,118
UGI Corp.	21,865	574,393
Vectren Corp.	8,552	231,588
Westar Energy, Inc.	8,383	221,479
WGL Holdings, Inc.	7,400	289,118
Total Utilities		5,921,493
Total Investments–100.0% (Cost $109,820,963)		103,303,301
Liabilities in Excess of Other Assets–(0.0)%		(37,403)

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Net Assets–100.0%		$103,265,898

*	Non-income producing security
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

RevenueShares Small Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.1%
Automobiles & Components–0.6%
Drew Industries, Inc.	5,501	$109,910
Spartan Motors, Inc.	20,106	83,038
Standard Motor Products, Inc.	11,230	145,653
Superior Industries International, Inc.	8,165	126,149
Winnebago Industries, Inc. *	10,513	72,750
Total Automobiles & Components		537,500
Banks–3.0%
Bank Mutual Corp.	11,479	29,960
Bank of The Ozarks, Inc.	1,718	35,958
Boston Private Financial Holdings, Inc.	11,885	69,884
Brookline Bancorp, Inc.	3,236	24,950
City Holding Co.	1,205	32,523
Columbia Banking System, Inc.	2,628	37,633
Community Bank System, Inc.	2,754	62,488
Dime Community Bancshares	4,064	41,168
First BanCorp *	67,723	189,624
First Commonwealth Financial Corp.	15,919	58,900
First Financial Bancorp	5,966	82,331
First Financial Bankshares, Inc.	1,401	36,650
First Midwest Bancorp, Inc.	10,191	74,598
FNB Corp./PA	10,830	92,813
Glacier Bancorp, Inc.	7,374	69,094
Hanmi Financial Corp. *	38,572	32,015
Home Bancshares, Inc.	1,609	34,143
Independent Bank Corp.	2,130	46,306
Nara Bancorp, Inc. *	5,416	32,875
National Penn Bancshares, Inc.	13,072	91,635
NBT Bancorp, Inc.	3,524	65,617
Northwest Bancshares, Inc.	4,442	52,904
Old National Bancorp	9,666	90,087
Oritani Financial Corp.	1,502	19,316
PacWest Bancorp	4,097	57,112
Pinnacle Financial Partners, Inc. *	4,114	45,007
PrivateBancorp, Inc., Class A	13,642	102,588
Provident Financial Services, Inc.	5,302	56,997
S&T Bancorp, Inc.	2,627	42,452
Signature Bank *	1,951	93,121
Simmons First National Corp., Class A	1,746	37,888
Sterling Bancorp, Class N	3,687	26,768
Susquehanna Bancshares, Inc.	25,033	136,931
Texas Capital Bancshares, Inc. *	2,448	55,937
Tompkins Financial Corp.	1,020	36,496
Trustco Bank Corp.	7,796	34,770
UMB Financial Corp.	3,701	118,728
Umpqua Holdings Corp.	11,234	98,747
United Bankshares, Inc./wv	3,725	74,835
United Community Banks, Inc./GA *	8,745	74,245
Wilshire Bancorp, Inc. *	13,162	36,064
Wintrust Financial Corp.	4,925	127,114
Total Banks		2,659,272
Capital Goods–11.5%
A.O. Smith Corp.	11,064	354,380
AAON, Inc.	2,711	42,698
AAR Corp.	13,666	227,812
Actuant Corp., Class A	11,328	223,728
Aerovironment, Inc. *	1,466	41,268
Albany International Corp., Class A	8,986	163,994
American Science & Engineering, Inc.	669	40,842
Apogee Enterprises, Inc.	16,575	142,379
Applied Industrial Technologies, Inc.	11,404	309,733
Astec Industries, Inc. *	4,322	126,548
AZZ, Inc.	1,642	63,660
Badger Meter, Inc.	1,521	44,003
Barnes Group, Inc.	10,040	193,270
Belden, Inc.	10,542	271,878
Brady Corp., Class A	8,201	216,752
Briggs & Stratton Corp.	25,154	339,831
Cascade Corp.	1,758	58,700
Ceradyne, Inc. *	2,798	75,238
CIRCOR International, Inc.	4,108	120,652
CLARCOR, Inc.	4,312	178,431
Comfort Systems USA, Inc.	21,931	182,466
Cubic Corp.	5,197	203,047
Curtiss-Wright Corp.	12,628	364,065
Dycom Industries, Inc. *	10,017	153,260
EMCOR Group, Inc.	47,548	966,651
Encore Wire Corp.	7,275	149,720
EnPro Industries, Inc. *	5,195	154,188
ESCO Technologies, Inc.	3,833	97,742
Federal Signal Corp.	30,210	133,528
GenCorp, Inc. *	40,013	179,658
Gibraltar Industries, Inc. *	15,486	125,746
Griffon Corp. *	29,474	241,097
II-VI, Inc. *	3,033	53,077
Insituform Technologies, Inc., Class A *	12,470	144,403
John Bean Technologies Corp.	10,806	154,094
Kaman Corp.	7,771	216,422
Kaydon Corp.	2,961	84,921
Lawson Products, Inc.	4,650	62,868
Lindsay Corp.	1,161	62,462
Lydall, Inc. *	7,062	62,852
Moog, Inc., Class A *	11,703	381,752
Mueller Industries, Inc.	8,394	323,924
NCI Building Systems, Inc. *	19,705	148,970
Orbital Sciences Corp. *	17,468	223,590
Orion Marine Group, Inc. *	10,315	59,518
Powell Industries, Inc. *	3,289	101,860
Quanex Building Products Corp.	13,182	144,343
Robbins & Myers, Inc.	2,412	83,721
Simpson Manufacturing Co., Inc.	4,286	106,850
Standex International Corp.	3,236	100,737
Teledyne Technologies, Inc. *	6,682	326,483
Tennant Co.	3,303	116,827
Toro Co.	5,807	286,111
Tredegar Corp.	9,009	133,603
Universal Forest Products, Inc.	13,666	328,667
Vicor Corp.	4,493	39,314
Watts Water Technologies, Inc., Class A	8,636	230,149
Total Capital Goods		10,164,483
Commercial & Professional Services–6.0%
ABM Industries, Inc.	34,039	648,783
CDI Corp.	15,729	167,986
Consolidated Graphics, Inc. *	5,170	188,860
Dolan Co. *	6,487	58,318
Exponent, Inc. *	1,081	44,678

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Commercial & Professional Services–6.0% (continued)
G&K Services, Inc., Class A	5,645	$144,173
Geo Group, Inc. *	11,576	214,851
Healthcare Services Group, Inc.	8,803	142,080
Heidrick & Struggles International, Inc.	5,310	87,350
Insperity, Inc.	14,713	327,364
Interface, Inc., Class A	14,226	168,720
Kelly Services, Inc., Class A	73,792	841,229
Mobile Mini, Inc. *	3,799	62,456
Navigant Consulting, Inc. *	12,761	118,294
On Assignment, Inc. *	11,074	78,293
Resources Connection, Inc.	9,481	92,724
School Specialty, Inc. *	20,867	148,782
Standard Register Co.	49,108	124,243
SYKES Enterprises, Inc. *	13,286	198,626
Tetra Tech, Inc. *	13,642	255,651
TrueBlue, Inc. *	17,129	194,072
United Stationers, Inc.	31,134	848,402
Viad Corp.	8,289	140,747
Total Commercial & Professional Services		5,296,682
Consumer Durables & Apparel–5.8%
Arctic Cat, Inc. *	5,613	81,332
Blyth, Inc.	2,764	153,264
Brunswick Corp.	43,086	604,927
Callaway Golf Co.	30,961	160,068
Carter's, Inc. *	9,974	304,606
CROCS, Inc. *	5,001	118,374
Ethan Allen Interiors, Inc.	7,322	99,652
Helen of Troy Ltd. *	4,456	111,935
Iconix Brand Group, Inc. *	3,349	52,914
iRobot Corp. *	2,795	70,322
Jakks Pacific, Inc.	6,808	129,012
Kid Brands, Inc. *	16,396	43,286
K-Swiss, Inc., Class A *	8,829	37,523
La-Z-Boy, Inc., Class Z *	28,728	212,875
Liz Claiborne, Inc. *	77,729	388,645
M/I Homes, Inc. *	17,335	104,183
Maidenform Brands, Inc. *	4,277	100,125
Meritage Homes Corp. *	11,491	173,974
Movado Group, Inc.	4,972	60,559
National Presto Industries, Inc.	1,019	88,561
Oxford Industries, Inc.	3,854	132,192
Perry Ellis International, Inc. *	6,783	127,520
Pool Corp.	10,789	282,456
Quiksilver, Inc. *	98,652	300,889
Skechers U.S.A., Inc., Class A *	23,203	325,538
Skyline Corp.	2,615	24,973
Standard Pacific Corp. *	78,942	194,987
Steven Madden Ltd. *	3,325	100,083
Sturm Ruger & Co., Inc.	1,505	39,100
True Religion Apparel, Inc. *	2,141	57,721
Unifirst Corp.	4,020	182,066
Universal Electronics, Inc. *	3,680	60,315
Wolverine World Wide, Inc.	5,956	198,037
Total Consumer Durables & Apparel		5,122,014
Consumer Services–5.2%
American Public Education, Inc. *	923	31,382
Biglari Holdings, Inc. *	408	120,927
BJ's Restaurants, Inc. *	2,013	88,793
Boyd Gaming Corp. *	66,065	323,719
Buffalo Wild Wings, Inc. *	1,753	104,829
Capella Education Co. *	2,478	70,326
CEC Entertainment, Inc.	5,590	159,147
Coinstar, Inc. *	5,923	236,920
Corinthian Colleges, Inc. *	162,914	254,146
Cracker Barrel Old Country Store, Inc.	10,795	432,664
DineEquity, Inc. *	6,535	251,532
Hillenbrand, Inc.	6,779	124,734
Interval Leisure Group, Inc. *	6,013	80,093
Jack in the Box, Inc. *	20,798	414,296
Lincoln Educational Services Corp.	13,943	112,799
Marcus Corp.	6,533	65,003
Monarch Casino & Resort, Inc. *	2,699	26,396
Multimedia Games Holding Co., Inc. *	5,308	21,444
O'Charleys, Inc. *	28,586	169,801
Papa John's International, Inc. *	7,035	213,864
Peet's Coffee & Tea, Inc. *	1,155	64,264
PF Chang's China Bistro, Inc.	8,227	224,104
Pinnacle Entertainment, Inc. *	18,680	169,614
Red Robin Gourmet Burgers, Inc. *	6,159	148,370
Ruby Tuesday, Inc. *	31,022	222,118
Ruth's Hospitality Group, Inc. *	13,851	59,421
Shuffle Master, Inc. *	4,287	36,054
Sonic Corp. *	14,070	99,475
Texas Roadhouse, Inc., Class A	13,238	175,006
Universal Technical Institute, Inc. *	5,549	75,411
Total Consumer Services		4,576,652
Diversified Financials–1.5%
Calamos Asset Management, Inc., Class A	3,426	34,294
Cash America International, Inc.	3,907	199,882
Encore Capital Group, Inc. *	2,962	64,720
Ezcorp, Inc., Class A *	3,884	110,849
Financial Engines, Inc. *	1,001	18,128
First Cash Financial Services, Inc. *	1,521	63,806
Interactive Brokers Group, Inc., Class A	12,656	176,298
Investment Technology Group, Inc. *	10,071	98,595
Piper Jaffray Cos. *	4,916	88,144
Portfolio Recovery Associates, Inc. *	1,045	65,020
Prospect Capital Corp.	859	7,224
Stifel Financial Corp. *	9,133	242,573
SWS Group, Inc.	16,239	76,161
World Acceptance Corp. *	1,308	73,183
Total Diversified Financials		1,318,877
Energy–5.3%
Approach Resources, Inc. *	471	8,002
Basic Energy Services, Inc. *	7,319	103,637
Bristow Group, Inc.	4,908	208,246
Contango Oil & Gas Co. *	505	27,629
Georesources, Inc. *	831	14,784
Gulf Island Fabrication, Inc.	2,357	48,743
Gulfport Energy Corp. *	782	18,909
Hornbeck Offshore Services, Inc. *	2,637	65,688
ION Geophysical Corp. *	13,017	61,570
Lufkin Industries, Inc.	1,691	89,978
Matrix Service Co. *	11,918	101,422
OYO Geospace Corp. *	346	19,476

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Energy–5.3% (continued)
Penn Virginia Corp.	17,167	$95,620
Petroleum Development Corp. *	2,618	50,763
Petroquest Energy, Inc. *	5,209	28,650
Pioneer Drilling Co. *	7,897	56,700
SEACOR Holdings, Inc.	5,266	422,386
Stone Energy Corp. *	5,761	93,386
Swift Energy Co. *	2,696	65,621
Tetra Technologies, Inc. *	17,677	136,466
World Fuel Services Corp.	91,188	2,977,288
Total Energy		4,694,964
Food & Staples Retailing–3.7%
Andersons, Inc.	15,810	532,164
Casey's General Stores, Inc.	17,709	772,998
Nash Finch Co.	32,134	865,369
Spartan Stores, Inc.	31,003	479,926
United Natural Foods, Inc. *	17,444	646,126
Total Food & Staples Retailing		3,296,583
Food, Beverage & Tobacco–2.7%
Alliance One International, Inc. *	160,227	390,954
B&G Foods, Inc., Class A	5,419	90,389
Boston Beer Co., Inc., Class A *	1,093	79,461
Calavo Growers, Inc.	3,497	71,758
Cal-Maine Foods, Inc.	5,264	165,448
Darling International, Inc. *	8,263	104,031
Diamond Foods, Inc.	1,212	96,705
Hain Celestial Group, Inc. *	5,436	166,070
J&J Snack Foods Corp.	2,624	126,083
Sanderson Farms, Inc.	8,204	389,690
Seneca Foods Corp., Class A *	11,490	227,502
Snyders-Lance, Inc.	8,448	176,141
TreeHouse Foods, Inc. *	5,337	330,040
Total Food, Beverage & Tobacco		2,414,272
Health Care Equipment & Services–8.4%
Abaxis, Inc. *	874	20,023
Air Methods Corp. *	1,599	101,808
Align Technology, Inc. *	4,398	66,718
Almost Family, Inc. *	3,715	61,780
Amedisys, Inc. *	22,102	327,552
AMN Healthcare Services, Inc. *	26,354	105,680
Amsurg Corp., Class A *	6,042	135,945
Analogic Corp.	1,562	70,930
Bio-Reference Labs, Inc. *	4,340	79,899
Cantel Medical Corp.	2,258	47,689
Centene Corp. *	25,993	745,219
Chemed Corp.	4,270	234,679
Computer Programs & Systems, Inc.	376	24,872
CONMED Corp. *	6,044	139,072
Corvel Corp. *	1,399	59,458
Cross Country Healthcare, Inc. *	20,823	87,040
CryoLife, Inc. *	4,570	20,519
Cyberonics, Inc. *	1,060	29,998
Ensign Group, Inc.	5,454	126,042
Gentiva Health Services, Inc. *	41,401	228,534
Greatbatch, Inc. *	4,946	98,970
Haemonetics Corp. *	2,010	117,545
Hanger Orthopedic Group, Inc. *	8,324	157,240
Healthspring, Inc. *	15,297	557,729
Healthways, Inc. *	12,087	118,815
HMS Holdings Corp. *	2,042	49,804
ICU Medical, Inc. *	1,372	50,490
Integra LifeSciences Holdings Corp. *	3,560	127,341
Invacare Corp.	12,852	296,110
IPC The Hospitalist Co., Inc. *	1,691	60,352
Kensey Nash Corp. *	580	14,210
Landauer, Inc.	418	20,708
LCA-Vision, Inc. *	8,007	17,135
LHC Group, Inc. *	6,678	113,927
Magellan Health Services, Inc. *	11,380	549,654
Medcath Corp. *	7,565	105,002
Meridian Bioscience, Inc.	1,638	25,782
Merit Medical Systems, Inc. *	3,705	48,684
Molina Healthcare, Inc. *	45,962	709,653
MWI Veterinary Supply, Inc. *	2,974	204,671
Natus Medical, Inc. *	3,741	35,577
Neogen Corp. *	717	24,894
NuVasive, Inc. *	3,009	51,364
Omnicell, Inc. *	2,701	37,220
Palomar Medical Technologies, Inc. *	1,367	10,772
PharMerica Corp. *	22,703	323,972
PSS World Medical, Inc. *	18,320	360,721
Quality Systems, Inc.	539	52,283
Sonosite, Inc. *	1,492	45,267
SurModics, Inc. *	1,401	12,749
Symmetry Medical, Inc. *	8,296	64,045
West Pharmaceutical Services, Inc.	5,314	197,149
Zoll Medical Corp. *	2,174	82,047
Total Health Care Equipment & Services		7,455,339
Household & Personal Products–0.6%
Central Garden and Pet Co., Class A *	40,026	283,384
Inter Parfums, Inc.	4,018	62,078
Medifast, Inc. *	2,621	42,329
Prestige Brands Holdings, Inc. *	6,079	55,015
WD-40 Co.	1,566	62,390
Total Household & Personal Products		505,196
Insurance–3.0%
AMERISAFE, Inc. *	2,406	44,295
Delphi Financial Group, Inc., Class A	14,015	301,603
eHealth, Inc. *	1,990	27,183
Employers Holdings, Inc.	6,370	81,281
Horace Mann Educators Corp.	15,764	179,867
Infinity Property & Casualty Corp.	3,546	186,094
Meadowbrook Insurance Group, Inc.	14,783	131,717
National Financial Partners Corp. *	15,548	170,095
Navigators Group, Inc. *	3,261	140,875
Presidential Life Corp.	6,289	51,696
ProAssurance Corp.	1,769	127,403
RLI Corp.	1,688	107,323
Safety Insurance Group, Inc.	2,996	113,339
Selective Insurance Group, Inc.	21,438	279,766
Stewart Information Services Corp.	36,417	321,926
Tower Group, Inc.	10,914	249,494
United Fire & Casualty Co.	6,593	116,630
Total Insurance		2,630,587
Materials–5.8%
A. Schulman, Inc.	15,137	257,178
A.M. Castle & Co. *	14,733	161,179
AMCOL International Corp.	5,850	140,342

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Materials–5.8% (continued)
American Vanguard Corp.	3,657	$40,812
Arch Chemicals, Inc.	5,388	252,805
Balchem Corp.	1,123	41,899
Buckeye Technologies, Inc.	5,108	123,154
Calgon Carbon Corp. *	6,003	87,464
Century Aluminum Co. *	20,294	181,428
Clearwater Paper Corp. *	7,123	242,040
Deltic Timber Corp.	476	28,408
Eagle Materials, Inc.	5,214	86,813
H.B. Fuller Co.	12,149	221,355
Hawkins, Inc.	1,487	47,346
Haynes International, Inc.	1,450	63,002
Headwaters, Inc. *	68,720	98,957
Kaiser Aluminum Corp.	4,019	177,961
KapStone Paper and Packaging Corp. *	9,938	138,039
Koppers Holdings, Inc.	7,862	201,346
Kraton Performance Polymers, Inc. *	12,571	203,399
LSB Industries, Inc. *	3,033	86,956
Materion Corp. *	8,905	201,965
Myers Industries, Inc.	13,033	132,285
Neenah Paper, Inc.	8,224	116,616
Olympic Steel, Inc.	7,670	129,930
OM Group, Inc. *	7,502	194,827
PolyOne Corp.	43,551	466,431
Quaker Chemical Corp.	3,557	92,197
RTI International Metals, Inc. *	3,246	75,697
Schweitzer-Mauduit International, Inc.	2,313	129,227
Stepan Co.	3,638	244,401
STR Holdings, Inc. *	7,059	57,248
Texas Industries, Inc.	3,229	102,488
Wausau Paper Corp.	30,158	192,710
Zep, Inc.	6,586	98,922
Total Materials		5,116,827
Media–1.4%
Arbitron, Inc.	2,001	66,193
E.W. Scripps Co., Class A *	20,156	141,092
Harte-Hanks, Inc.	19,035	161,417
Live Nation Entertainment, Inc. *	104,549	837,437
Total Media		1,206,139
Pharmaceuticals, Biotechnology & Life Sciences–1.1%
Affymetrix, Inc. *	11,559	56,639
Arqule, Inc. *	1,023	5,166
Cambrex Corp. *	7,983	40,234
Cubist Pharmaceuticals, Inc. *	3,307	116,803
Emergent Biosolutions, Inc. *	2,672	41,229
Enzo Biochem, Inc. *	7,031	18,070
eResearchTechnology, Inc. *	4,844	21,604
Hi-Tech Pharmacal Co., Inc. *	878	29,501
Medicines Co. *	3,085	45,905
Par Pharmaceutical Cos., Inc. *	7,307	194,512
Parexel International Corp. *	12,162	230,227
Questcor Pharmaceuticals, Inc. *	757	20,636
Regeneron Pharmaceuticals, Inc. *	1,084	63,089
Salix Pharmaceuticals Ltd. *	1,958	57,957
Savient Pharmaceuticals, Inc. *	169	693
Viropharma, Inc. *	4,077	73,671
Total Pharmaceuticals, Biotechnology & Life Sciences		1,015,936
Real Estate–1.5%
Acadia Realty Trust (a)	1,416	26,479
BioMed Realty Trust, Inc. (a)	4,035	66,860
Cedar Shopping Centers, Inc. (a)	9,865	30,680
Colonial Properties Trust (a)	3,412	61,962
DiamondRock Hospitality Co. (a)	15,401	107,653
EastGroup Properties, Inc. (a)	782	29,825
Entertainment Properties Trust (a)	1,419	55,313
Extra Space Storage, Inc. (a)	2,524	47,022
Forestar Group, Inc. *	1,800	19,638
Franklin Street Properties Corp. (a)	2,033	22,993
Getty Realty Corp. (a)	1,009	14,550
Healthcare Realty Trust, Inc. (a)	2,698	45,461
Inland Real Estate Corp. (a)	4,124	30,105
Kilroy Realty Corp. (a)	1,602	50,143
Kite Realty Group Trust (a)	5,151	18,853
LaSalle Hotel Properties (a)	6,123	117,562
Lexington Realty Trust (a)	9,459	61,862
LTC Properties, Inc. (a)	492	12,457
Medical Properties Trust, Inc. (a)	2,423	21,686
Mid-America Apartment Communities, Inc. (a)	1,141	68,711
National Retail Properties, Inc. (a)	1,568	42,132
Parkway Properties, Inc. (a)	3,995	43,985
Pennsylvania Real Estate Investment Trust (a)	10,064	77,795
Post Properties, Inc. (a)	1,317	45,753
PS Business Parks, Inc. (a)	1,003	49,689
Saul Centers, Inc. (a)	936	31,646
Sovran Self Storage, Inc. (a)	939	34,903
Tanger Factory Outlet Centers (a)	1,857	48,300
Universal Health Realty Income Trust (a)	162	5,445
Urstadt Biddle Properties, Inc., Class A (a)	949	15,155
Total Real Estate		1,304,618
Retailing–11.4%
Audiovox Corp., Class A *	16,417	90,129
Big 5 Sporting Goods Corp.	25,546	155,320
Blue Nile, Inc. *	1,703	60,082
Brown Shoe Co., Inc.	60,881	433,473
Buckle, Inc.	4,202	161,609
Cabela's, Inc. *	22,955	470,348
Cato Corp., Class A	6,887	155,371
Childrens Place Retail Stores, Inc. *	6,660	309,890
Christopher & Banks Corp.	18,586	65,609
Coldwater Creek, Inc. *	147,171	183,964
Finish Line, Inc., Class A	10,952	218,931
Fred's, Inc., Class A	29,317	312,519
Genesco, Inc. *	5,616	289,393
Group 1 Automotive, Inc.	26,648	947,336
Haverty Furniture Cos., Inc.	11,785	117,732
Hibbett Sports, Inc. *	3,032	102,755
HOT Topic, Inc.	17,475	133,334
HSN, Inc. *	15,413	510,633
JOS A. Bank Clothiers, Inc. *	2,689	125,388
Kirkland's, Inc. *	8,020	73,543
Lithia Motors, Inc., Class A	23,309	335,183
Lumber Liquidators Holdings, Inc. *	7,063	106,651

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Retailing–11.4% (continued)
MarineMax, Inc. *	16,904	$109,369
Men's Wearhouse, Inc.	12,717	331,659
Midas, Inc. *	4,302	35,276
Monro Muffler Brake, Inc.	2,622	86,447
Nutrisystem, Inc.	8,800	106,568
OfficeMax, Inc. *	261,662	1,269,061
PEP Boys-Manny Moe & Jack	37,113	366,305
PetMed Express, Inc.	4,674	42,066
Select Comfort Corp. *	6,695	93,529
Sonic Automotive, Inc., Class A	107,098	1,155,587
Stage Stores, Inc.	19,661	272,698
Stamps.com, Inc.	706	14,431
Stein Mart, Inc.	36,407	227,544
Tuesday Morning Corp. *	42,066	148,072
Vitamin Shoppe, Inc. *	3,400	127,296
Zale Corp. *	80,927	230,642
Zumiez, Inc. *	4,199	73,525
Total Retailing		10,049,268
Semiconductors & Semiconductor Equipment–2.0%
Advanced Energy Industries, Inc. *	7,450	64,219
ATMI, Inc. *	3,863	61,113
Brooks Automation, Inc.	10,510	85,657
Cabot Microelectronics Corp. *	1,991	68,471
Ceva, Inc. *	289	7,026
Cirrus Logic, Inc. *	2,168	31,956
Cohu, Inc.	4,916	48,570
Cymer, Inc. *	2,152	80,011
Diodes, Inc. *	5,820	104,294
DSP Group, Inc. *	6,935	40,917
Entropic Communications, Inc. *	7,425	30,665
Exar Corp. *	3,676	20,990
Gt Advanced Technologies, Inc. *	10,924	76,686
Hittite Microwave Corp. *	756	36,817
Kopin Corp. *	6,322	21,684
Kulicke & Soffa Industries, Inc. *	13,394	99,919
Micrel, Inc.	5,119	48,477
Microsemi Corp. *	5,156	82,393
MKS Instruments, Inc.	6,348	137,815
Monolithic Power Systems, Inc. *	3,593	36,577
Nanometrics, Inc. *	1,963	28,464
Pericom Semiconductor Corp. *	3,448	25,550
Power Integrations, Inc.	1,661	50,843
Rubicon Technology, Inc. *	883	9,651
Rudolph Technologies, Inc. *	4,866	32,554
Sigma Designs, Inc. *	4,091	32,073
Standard Microsystems Corp. *	2,384	46,250
Supertex, Inc. *	608	10,518
Tessera Technologies, Inc. *	3,928	46,900
TriQuint Semiconductor, Inc. *	27,399	137,543
Ultratech, Inc. *	1,138	19,517
Veeco Instruments, Inc. *	5,611	136,908
Volterra Semiconductor Corp. *	1,356	26,076
Total Semiconductors & Semiconductor Equipment		1,787,104
Software & Services–4.0%
Blackbaud, Inc.	2,497	55,608
Bottomline Technologies, Inc. *	1,383	27,854
CACI International, Inc., Class A *	11,164	557,530
Cardtronics, Inc. *	4,205	96,379
Ciber, Inc. *	60,875	184,451
CommVault Systems, Inc. *	1,241	45,991
comScore, Inc. *	1,710	28,848
CSG Systems International, Inc. *	7,253	91,678
DealerTrack Holdings, Inc. *	2,595	40,664
Ebix, Inc.	1,495	21,977
EPIQ Systems, Inc.	3,460	43,354
Forrester Research, Inc.	1,367	44,441
Heartland Payment Systems, Inc.	15,725	310,097
iGate Corp.	4,005	46,218
Infospace, Inc. *	5,217	43,614
Interactive Intelligence Group *	931	25,277
j2 Global Communications, Inc.	1,478	39,758
JDA Software Group, Inc. *	4,181	98,003
Liquidity Services, Inc. *	1,706	54,711
LivePerson, Inc. *	1,659	16,507
LogMeIn, Inc. *	540	17,933
Manhattan Associates, Inc. *	1,518	50,215
MAXIMUS, Inc.	4,546	158,655
MicroStrategy, Inc., Class A *	663	75,628
Monotype Imaging Holdings, Inc. *	1,557	18,886
NCI, Inc., Class A *	7,391	88,175
Netscout Systems, Inc. *	3,908	44,629
Perficient, Inc. *	4,862	35,590
Progress Software Corp. *	5,010	87,926
RightNow Technologies, Inc. *	976	32,257
Smith Micro Software, Inc. *	14,083	21,406
Sourcefire, Inc. *	795	21,274
Synchronoss Technologies, Inc. *	1,093	27,227
Take-Two Interactive Software, Inc. *	15,379	195,621
Taleo Corp., Class A *	1,502	38,631
TeleTech Holdings, Inc. *	13,094	199,553
THQ, Inc. *	90,901	157,259
Tyler Technologies, Inc. *	2,138	54,049
United Online, Inc.	31,375	164,091
Virtusa Corp. *	2,062	27,218
Websense, Inc. *	3,344	57,851
Wright Express Corp. *	1,660	63,146
XO Group, Inc. *	2,399	19,600
Total Software & Services		3,529,780
Technology Hardware & Equipment–9.3%
Agilysys, Inc. *	14,307	102,009
Anixter International, Inc.	17,864	847,468
Arris Group, Inc. *	19,283	198,615
Avid Technology, Inc. *	13,455	104,142
Bel Fuse, Inc., Class B	3,346	52,164
Benchmark Electronics, Inc. *	34,091	443,524
Black Box Corp.	7,981	170,394
Blue Coat Systems, Inc. *	5,593	77,631
Brightpoint, Inc. *	65,046	599,074
Checkpoint Systems, Inc. *	10,720	145,578
Cognex Corp.	1,660	45,003
Comtech Telecommunications Corp.	4,274	120,057
CTS Corp.	11,615	94,430
Daktronics, Inc.	8,223	70,553
DG FastChannel, Inc. *	2,213	37,510
Digi International, Inc. *	2,721	29,931
DTS, Inc. *	548	13,607
Electro Scientific Industries, Inc. *	1,517	18,037
FARO Technologies, Inc. *	921	29,058

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Technology Hardware & Equipment–9.3% (continued)
FEI Co. *	3,492	$104,620
Harmonic, Inc. *	15,244	64,939
Insight Enterprises, Inc. *	54,374	823,222
Intermec, Inc. *	17,776	115,900
Intevac, Inc. *	5,482	38,319
Littelfuse, Inc.	2,673	107,481
LoJack Corp. *	8,495	26,929
Mercury Computer Systems, Inc. *	2,656	30,544
Methode Electronics, Inc.	8,968	66,632
MTS Systems Corp.	2,095	64,191
Netgear, Inc. *	5,842	151,249
Network Equipment Technologies, Inc. *	5,477	10,625
Newport Corp. *	7,160	77,400
Novatel Wireless, Inc. *	17,712	53,490
Oplink Communications, Inc. *	1,515	22,937
OSI Systems, Inc. *	3,028	101,499
Park Electrochemical Corp.	1,336	28,550
PC-Tel, Inc. *	1,949	11,986
Plexus Corp. *	14,541	328,917
Pulse Electronics Corp.	29,176	83,443
Radisys Corp. *	8,573	52,467
Rofin-Sinar Technologies, Inc. *	3,436	65,971
Rogers Corp. *	1,458	57,052
Scansource, Inc. *	12,220	361,223
Stratasys, Inc. *	1,031	19,115
Super Micro Computer, Inc. *	9,209	115,389
Symmetricom, Inc. *	9,117	39,568
Synaptics, Inc. *	3,815	91,179
SYNNEX Corp. *	61,414	1,609,047
Tekelec *	13,327	80,495
TTM Technologies, Inc. *	16,522	157,124
Viasat, Inc. *	3,360	111,922
Total Technology Hardware & Equipment		8,272,210
Telecommunication Services–0.8%
Atlantic Tele-Network, Inc.	2,934	96,470
Cbeyond, Inc. *	10,443	73,727
Cincinnati Bell, Inc. *	79,621	246,029
General Communication, Inc., Class A *	14,620	119,884
Neutral Tandem, Inc. *	3,400	32,912
NTELOS Holdings Corp.	5,631	99,838
USA Mobility, Inc.	3,189	42,095
Total Telecommunication Services		710,955
Transportation–1.9%
Allegiant Travel Co., Class A *	2,549	120,134
Arkansas Best Corp.	15,624	252,328
Forward Air Corp.	3,017	76,783
Heartland Express, Inc.	6,498	88,113
HUB Group, Inc., Class A *	11,693	330,561
Knight Transportation, Inc.	9,640	128,308
Old Dominion Freight Line, Inc. *	8,547	247,607
Skywest, Inc.	39,846	458,627
Total Transportation		1,702,461
Utilities–3.6%
Allete, Inc.	4,175	152,930
American States Water Co.	2,116	71,796
Avista Corp.	12,054	287,488
Central Vermont Public Service Corp.	1,772	62,392
CH Energy Group, Inc.	3,047	158,962
El Paso Electric Co.	5,141	164,975
Laclede Group, Inc.	8,085	313,294
New Jersey Resources Corp.	10,124	430,979
Northwest Natural Gas Co.	3,633	160,215
NorthWestern Corp.	6,258	199,880
Piedmont Natural Gas Co., Inc.	9,869	285,115
South Jersey Industries, Inc.	3,178	158,105
Southwest Gas Corp.	9,275	335,477
UIL Holdings Corp.	4,830	159,052
Unisource Energy Corp.	6,973	251,656
Total Utilities		3,192,316
Total Common Stocks (Cost $95,356,515)		88,560,035
RIGHT–0.0%†
–0.0%†
First BanCorp, Expires 11/1/2011 at $3.5	44,719	447

Total Investments–100.1% (Cost $95,356,515)		88,560,482
Liabilities in Excess of Other Assets–(0.1)%		(59,185)
Net Assets–100.0%		$88,501,297

*	Non-income producing security
(a)	Real Estate Investment Trust
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

RevenueShares Financials Sector Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.1%
Capital Markets–11.0%
Ameriprise Financial, Inc.	1,534	$60,378
Bank of New York Mellon Corp.	4,853	90,217
BlackRock, Inc., Class A	346	51,211
Charles Schwab Corp.	2,545	28,682
E*Trade Financial Corp. *	1,568	14,285
Federated Investors, Inc., Class B	384	6,732
Franklin Resources, Inc.	343	32,805
Goldman Sachs Group, Inc.	3,149	297,738
Invesco Ltd.	1,390	21,559
Janus Capital Group, Inc.	1,070	6,420
Legg Mason, Inc.	662	17,020
Morgan Stanley	17,516	236,466
Northern Trust Corp.	772	27,005
State Street Corp.	2,277	73,228
T. Rowe Price Group, Inc.	311	14,856
Total Capital Markets		978,602
Commercial Banks–14.3%
BB&T Corp.	3,509	74,847
Comerica, Inc.	780	17,917
Fifth Third Bancorp	4,912	49,611
First Horizon National Corp.	2,028	12,087
Huntington Bancshares, Inc.	4,547	21,826
KeyCorp	6,052	35,888
M&T Bank Corp.	383	26,772
PNC Financial Services Group, Inc.	2,465	118,788
Regions Financial Corp.	14,962	49,823
SunTrust Banks, Inc.	3,689	66,217
U.S. Bancorp	5,922	139,404
Wells Fargo & Co.	26,501	639,204
Zions Bancorporation	1,253	17,630
Total Commercial Banks		1,270,014
Consumer Finance–4.4%
American Express Co.	4,033	181,082
Capital One Financial Corp.	2,955	117,106
Discover Financial Services	2,005	45,995
SLM Corp.	3,447	42,915
Total Consumer Finance		387,098
Diversified Financial Services–27.2%
Bank of America Corp.	143,844	880,325
Citigroup, Inc.	27,284	699,016
CME Group, Inc., Class A	76	18,727
IntercontinentalExchange, Inc. *	61	7,214
JPMorgan Chase & Co.	24,500	737,940
Leucadia National Corp.	334	7,575
Moody's Corp.	407	12,393
NASDAQ OMX Group, Inc. *	873	20,201
NYSE Euronext	1,162	27,005
Total Diversified Financial Services		2,410,396
Insurance–40.3%
ACE Ltd.	1,746	105,808
Aflac, Inc.	3,999	139,765
Allstate Corp.	8,995	213,092
American International Group, Inc. *	21,522	472,408
AON Corp.	1,236	51,887
Assurant, Inc.	1,709	61,182
Berkshire Hathaway, Inc., Class B *	12,826	911,159
Chubb Corp.	1,535	92,085
Cincinnati Financial Corp.	1,014	26,699
Genworth Financial, Inc., Class A *	12,324	70,740
Hartford Financial Services Group, Inc.	9,097	146,826
Lincoln National Corp.	4,037	63,098
Loews Corp.	2,764	95,496
Marsh & McLennan Cos., Inc.	2,616	69,429
MetLife, Inc.	11,911	333,627
Principal Financial Group, Inc.	2,562	58,080
Progressive Corp.	5,746	102,049
Prudential Financial, Inc.	5,644	264,478
Torchmark Corp.	654	22,798
Travelers Cos., Inc.	3,469	169,044
Unum Group	3,179	66,632
XL Group PLC, Class A	2,153	40,476
Total Insurance		3,576,858
Paper & Forest Products–0.4%
Weyerhaeuser Co. (a)	2,481	38,580

Real Estate Investment Trusts–1.8%
Apartment Investment & Management Co., Class A (a)	323	7,145
AvalonBay Communities, Inc. (a)	49	5,588
Boston Properties, Inc. (a)	108	9,623
Equity Residential (a)	255	13,227
HCP, Inc. (a)	226	7,924
Health Care REIT, Inc. (a)	88	4,118
Host Hotels & Resorts, Inc. (a)	2,609	28,542
Kimco Realty Corp. (a)	411	6,177
Plum Creek Timber Co., Inc. (a)	204	7,081
ProLogis, Inc. (a)	260	6,305
Public Storage (a)	93	10,356
Simon Property Group, Inc. (a)	228	25,075
Ventas, Inc. (a)	130	6,422
Vornado Realty Trust (a)	235	17,536
Total Real Estate Investment Trusts		155,119
Real Estate Management & Development–0.4%
CB Richard Ellis Group, Inc., Class A *	2,380	32,035

Thrifts & Mortgage Finance–0.3%
Hudson City Bancorp, Inc.	3,622	20,501
People's United Financial, Inc.	623	7,102
Total Thrifts & Mortgage Finance		27,603
Total Investments–100.1% (Cost $13,180,796)		8,876,305
Liabilities in Excess of Other Assets–(0.1)%		(9,557)
Net Assets–100.0%		$8,866,748

*	Non-income producing security
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

RevenueShares ADR Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–98.6%
Automobiles & Components–5.7%
Honda Motor Co. Ltd. (a)	24,008	$699,833
Magna International, Inc., Class A	5,759	189,875
Toyota Motor Corp. (a)	22,789	1,555,577
Total Automobiles & Components		2,445,285
Banks–13.0%
Banco Bilbao Vizcaya Argentaria SA (a)	24,335	197,844
Banco Bradesco SA (a)	37,537	555,172
Banco de Chile (a)	347	24,238
Banco Santander Chile (a)	410	30,127
Banco Santander SA (a)	51,472	413,835
Bancolombia SA (a)	490	27,293
Bank of Montreal	2,039	113,878
Bank of Nova Scotia	3,494	175,224
Barclays PLC (a)	47,623	465,753
Canadian Imperial Bank of Commerce	1,531	106,895
Credicorp Ltd.	227	20,929
HSBC Holdings PLC (a)	14,851	564,932
Itau Unibanco Holding SA (a)	30,798	477,985
Lloyds Banking Group PLC * (a)	218,445	456,550
Mitsubishi UFJ Financial Group, Inc. (a)	83,859	373,173
Mizuho Financial Group, Inc. (a)	69,866	199,118
National Bank of Greece SA (a)	85,442	66,636
Royal Bank of Canada	4,889	223,525
Royal Bank of Scotland Group PLC * (a)	55,143	393,170
Shinhan Financial Group Co., Ltd. (a)	253	17,315
Sumitomo Mitsui Financial Group, Inc. (a)	43,470	237,781
Toronto-Dominion Bank	2,572	182,483
Westpac Banking Corp. (a)	2,953	283,665
Total Banks		5,607,521
Capital Goods–3.1%
ABB Ltd. * (a)	14,414	246,191
Embraer SA * (a)	1,479	37,522
Koninklijke Philips Electronics NV	13,254	237,777
Kubota Corp. (a)	1,776	70,898
Nidec Corp. (a)	2,543	51,038
Siemens AG (a)	7,822	702,337
Total Capital Goods		1,345,763
Consumer Durables & Apparel–3.0%
Gildan Activewear, Inc.	386	9,974
Luxottica Group SpA (a)	2,139	53,860
Panasonic Corp. (a)	68,794	654,919
Sony Corp. (a)	29,671	563,749
Total Consumer Durables & Apparel		1,282,502
Consumer Services–0.3%
Carnival PLC (a)	3,331	102,562
Intercontinental Hotels Group PLC (a)	730	11,738
Tim Hortons, Inc.	388	17,957
Total Consumer Services		132,257
Diversified Financials–6.1%
Credit Suisse Group AG (a)	14,353	376,623
Deutsche Bank AG	14,833	513,370
ING Groep NV * (a)	182,378	1,285,765
Nomura Holdings, Inc. (a)	27,451	97,725
ORIX Corp. (a)	846	32,766
UBS AG *	27,475	314,039
Total Diversified Financials		2,620,288
Energy–29.0%
BP PLC (a)	58,682	2,116,660
Cameco Corp.	734	13,447
Canadian Natural Resources Ltd.	2,930	85,761
Cenovus Energy, Inc.	3,133	96,214
China Petroleum & Chemical Corp. (a)	21	2,012
CNOOC Ltd. (a)	1,527	244,778
Ecopetrol SA (a)	4,858	195,729
Enbridge, Inc.	3,872	123,633
Encana Corp.	2,384	45,797
Enerplus Corp.	308	7,558
ENI SpA (a)	29,250	1,027,553
Imperial Oil Ltd.	5,050	182,356
Nexen, Inc.	2,770	42,907
Penn West Petroleum Ltd.	1,196	17,665
PetroChina Co. Ltd. (a)	15,451	1,861,691
Petroleo Brasileiro SA, Class A (a)	43,868	908,945
Royal Dutch Shell PLC, Class A (a)	23,689	1,457,347
Royal Dutch Shell PLC, Class B (a)	23,291	1,445,207
Statoil ASA (a)	32,109	691,949
Suncor Energy, Inc.	10,048	255,621
Talisman Energy, Inc.	4,218	51,755
Tenaris SA (a)	2,356	59,960
Total SA (a)	34,720	1,523,166
TransCanada Corp.	1,464	59,277
Total Energy		12,516,988
Food & Staples Retailing–0.4%
Delhaize Group SA (a)	3,419	199,806

Food, Beverage & Tobacco–2.7%
Anheuser-Busch InBev NV (a)	5,072	268,715
BRF - Brasil Foods SA * (a)	5,869	102,884
British American Tobacco PLC (a)	1,955	165,647
Diageo PLC (a)	1,444	109,643
Fomento Economico Mexicano SAB de CV (a)	1,610	104,360
Unilever NV	6,860	216,021
Unilever PLC (a)	6,891	214,930
Total Food, Beverage & Tobacco		1,182,200
Health Care Equipment & Services–0.3%
Fresenius Medical Care AG & Co. KGaA (a)	1,260	85,088
Smith & Nephew PLC (a)	639	28,557
Total Health Care Equipment & Services		113,645
Insurance–5.5%
Aegon NV, Class G *	80,758	327,070
Aviva PLC (a)	69,267	647,646
China Life Insurance Co. Ltd. (a)	11,932	423,705
Manulife Financial Corp.	20,641	233,863
Prudential PLC (a)	33,856	577,583
Sun Life Financial, Inc.	6,225	148,093
Total Insurance		2,357,960

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares ADR Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Materials–6.3%
Agnico-Eagle Mines Ltd.	191	$11,368
Agrium, Inc.	1,293	86,191
ArcelorMittal	38,081	605,869
Barrick Gold Corp.	1,812	84,530
BHP Billiton Ltd. (a)	3,640	241,842
BHP Billiton PLC (a)	4,543	241,142
Cemex SAB de CV * (a)	28,535	90,170
Cia de Minas Buenaventura SA (a)	236	8,907
Cia Siderurgica Nacional SA (a)	7,773	61,718
CRH PLC (a)	11,222	174,053
Eldorado Gold Corp.	348	5,965
Gerdau SA (a)	17,996	128,311
Goldcorp, Inc.	715	32,633
IAMGOLD Corp.	508	10,048
Kinross Gold Corp.	1,618	23,914
POSCO (a)	2,887	219,441
Potash Corp. of Saskatchewan, Inc., Class W	1,186	51,259
Rio Tinto PLC (a)	8,945	394,296
Silver Wheaton Corp.	126	3,711
Sociedad Quimica y Minera de Chile SA (a)	293	14,008
Southern Copper Corp.	1,616	40,384
Syngenta AG * (a)	1,673	86,778
Teck Resources Ltd., Class B	2,407	70,260
Yamana Gold, Inc.	1,021	13,947
Total Materials		2,700,745
Media–0.7%
Grupo Televisa SAB (a)	1,800	33,102
Pearson PLC (a)	3,568	62,475
Shaw Communications, Inc., Class B	1,370	27,674
Thomson Reuters Corp.	3,344	90,422
WPP PLC (a)	2,257	103,935
Total Media		317,608
Pharmaceuticals, Biotechnology & Life Sciences–3.2%
AstraZeneca PLC (a)	5,325	236,217
Elan Corp. PLC * (a)	1,047	11,025
GlaxoSmithKline PLC (a)	7,344	303,234
Novartis AG (a)	7,129	397,584
Novo Nordisk A/S (a)	815	81,109
QIAGEN NV *	565	7,814
Sanofi (a)	9,227	302,645
Shire PLC (a)	290	27,240
Valeant Pharmaceuticals International, Inc.	341	12,658
Total Pharmaceuticals, Biotechnology & Life Sciences		1,379,526
Real Estate–0.3%
Brookfield Asset Management, Inc., Class A	4,206	115,875

Semiconductors & Semiconductor Equipment–0.6%
Advantest Corp. (a)	640	6,835
ARM Holdings PLC (a)	182	4,641
ASML Holding NV, Class G	1,517	52,397
STMicroelectronics NV, Class Y	11,398	74,087
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	8,329	95,201
United Microelectronics Corp. (a)	14,596	27,878
Total Semiconductors & Semiconductor Equipment		261,039
Software & Services–0.3%
SAP AG (a)	2,577	130,448

Technology Hardware & Equipment–4.7%
Alcatel-Lucent * (a)	53,404	151,133
Canon, Inc. (a)	6,998	316,729
Hitachi Ltd. (a)	14,599	721,482
Kyocera Corp. (a)	1,123	93,535
Nokia OYJ (a)	73,948	418,546
Research In Motion Ltd. *	5,436	110,351
Telefonaktiebolaget LM Ericsson (a)	23,705	226,383
Total Technology Hardware & Equipment		2,038,159
Telecommunication Services–10.6%
America Movil SAB de CV, Series R (a)	16,300	359,904
BCE, Inc.	3,412	127,814
BT Group PLC (a)	8,474	225,747
China Mobile Ltd. (a)	10,687	520,564
Chunghwa Telecom Co. Ltd. (a)	1,335	44,055
France Telecom SA (a)	27,469	449,668
Nippon Telegraph & Telephone Corp. (a)	32,634	781,584
NTT DoCoMo, Inc. (a)	17,311	316,099
Portugal Telecom SGPS SA (a)	5,816	42,166
Rogers Communications, Inc., Class B	2,432	83,199
Tele Norte Leste Participacoes SA (a)	11,494	109,538
Telecom Italia SpA (a)	26,250	283,762
Telefonica SA (a)	32,011	612,050
Telefonos de Mexico SAB de CV (a)	4,042	60,428
TELUS Corp., Class A	1,454	67,233
Vodafone Group PLC (a)	19,580	502,227
Total Telecommunication Services		4,586,038
Transportation–0.4%
Canadian National Railway Co.	904	60,188
Canadian Pacific Railway Ltd.	728	35,010
Lan Airlines SA (a)	1,458	30,108
Ryanair Holdings PLC * (a)	1,250	32,187
Total Transportation		157,493
Utilities–2.4%
Centrais Eletricas Brasileiras SA, Class C (a)	13,470	118,132
Cia Energetica de Minas Gerais (a)	3,601	53,439
Empresa Nacional de Electricidad SA (a)	811	35,149
Enersis SA (a)	5,653	95,592
Korea Electric Power Corp. * (a)	28,764	244,494
National Grid PLC (a)	3,159	156,687
TransAlta Corp.	921	20,050
Veolia Environnement SA (a)	23,020	335,171
Total Utilities		1,058,714
Total Common Stocks (Cost $51,099,680)		42,549,860
PREFERRED STOCKS–1.2%
Food, Beverage & Tobacco–0.2%
Cia de Bebidas das Americas (a)	3,423	104,915

Materials–0.9%
Vale SA, Class B (a)	17,996	377,916

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares ADR Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Utilities–0.1%
Cia Paranaense de Energia-Copel Preference B (a)	1,494	$27,206

Total Preferred Stocks (Cost $616,535)		510,037
Total Investments–99.8% (Cost $51,716,215)		43,059,897
Other Assets in Excess of Liabilities–0.2%		70,051
Net Assets–100.0%		$43,129,948

Country	Value	% of Net Assets
Australia	$525,507	1.3%
Belgium	468,521	1.1
Brazil	3,063,683	7.2
Canada	3,437,636	8.0
Chile	229,222	0.5
China	2,285,396	5.3
Colombia	223,022	0.5
Denmark	81,109	0.2
Finland	418,546	1.0
France	2,761,783	6.3
Germany	1,431,243	3.3
Greece	66,636	0.1
Hong Kong	767,354	1.8
Ireland	244,505	0.6
Italy	1,365,175	3.3
Japan	6,772,841	15.6
Jersey Islands	103,935	0.2
Luxembourg	665,829	1.5
Mexico	647,964	1.4
Netherlands	5,029,398	11.7
Norway	691,949	1.6
Peru	29,836	—	†
Portugal	42,166	0.1
South Korea	481,250	1.1
Spain	1,223,729	2.9
Sweden	226,383	0.5
Switzerland	1,495,302	3.5
Taiwan	167,134	0.4
United Kingdom	7,982,037	18.5
United States	130,806	0.3
Total Investments	43,059,897	99.8
Other Assets in Excess of Liabilities	70,051	0.2
Net Assets	43,129,948	100.0

(a)	American Depositary Receipt
*	Non-income producing security
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

RevenueShares Navellier Overall A-100 Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–93.6%
Automobiles & Components–3.8%
BorgWarner, Inc. *	7,287	$441,082

Banks–0.1%
Enterprise Financial Services Corp.	550	7,475

Capital Goods–3.7%
Coleman Cable, Inc. *	1,810	15,313
Colfax Corp. *	733	14,851
Dycom Industries, Inc. *	2,235	34,195
Global Power Equipment Group, Inc. *	815	18,965
Mastec, Inc. *	5,516	97,137
Miller Industries, Inc.	816	14,158
Primoris Services Corp.	4,628	48,409
Sauer-Danfoss, Inc. *	5,198	150,222
Twin Disc, Inc.	1,599	42,645
Total Capital Goods		435,895
Commercial & Professional Services–1.5%
51job, Inc. * (a)	510	20,349
Acacia Research - Acacia Technologies *	1,499	53,949
AT Cross Co., Class A *	4,065	45,853
Food Technology Service, Inc. *	6,012	37,755
Multi-Color Corp.	618	13,961
Total Commercial & Professional Services		171,867
Consumer Durables & Apparel–5.9%
CROCS, Inc. *	1,031	24,404
Fossil, Inc. *	2,542	206,054
Lululemon Athletica, Inc. *	2,104	102,360
Polaris Industries, Inc.	5,002	249,950
Tempur-Pedic International, Inc. *	803	42,246
Under Armour, Inc., Class A *	1,072	71,191
Total Consumer Durables & Apparel		696,205
Consumer Services–5.1%
BJ's Restaurants, Inc. *	345	15,218
Chipotle Mexican Grill, Inc., Class A *	369	111,789
Krispy Kreme Doughnuts, Inc. *	1,403	9,568
Melco Crown Entertainment Ltd., Class Participation Certificate * (a)	11,782	97,908
Tim Hortons, Inc.	2,686	124,308
Town Sports International Holdings, Inc. *	2,245	16,299
Weight Watchers International, Inc.	1,346	78,405
Wynn Resorts Ltd.	1,227	141,203
Total Consumer Services		594,698
Diversified Financials–2.3%
Dfc Global Corp. *	1,309	28,602
Discover Financial Services	9,559	219,283
First Cash Financial Services, Inc. *	356	14,934
Marketaxess Holdings, Inc.	281	7,312
Total Diversified Financials		270,131
Energy–13.4%
CARBO Ceramics, Inc.	102	10,458
CVR Energy, Inc. *	5,569	117,729
Delek US Holdings, Inc.	14,377	162,029
Hollyfrontier Corp.	13,221	346,654
Precision Drilling Corp. *	5,874	48,695
RPC, Inc.	5,371	87,655
Tesoro Corp. *	40,810	794,571
Total Energy		1,567,791
Food, Beverage & Tobacco–3.3%
B&G Foods, Inc., Class A	2,459	41,016
Darling International, Inc. *	1,393	17,538
Diamond Foods, Inc.	269	21,463
Green Mountain Coffee Roasters, Inc. *	478	44,425
Hansen Natural Corp. *	509	44,431
Hormel Foods Corp.	7,411	200,245
Omega Protein Corp. *	2,409	21,874
Total Food, Beverage & Tobacco		390,992
Health Care Equipment & Services–11.8%
Air Methods Corp. *	697	44,378
Computer Programs & Systems, Inc.	100	6,615
Cooper Cos., Inc.	1,071	84,770
Coventry Health Care, Inc. *	10,653	306,913
Healthspring, Inc. *	2,283	83,238
Humana, Inc.	11,683	849,704
Transcend Services, Inc. *	209	4,711
Total Health Care Equipment & Services		1,380,329
Household & Personal Products–5.1%
Estee Lauder Cos., Inc., Class A	2,257	198,255
Herbalife Ltd.	7,222	387,099
Nature's Sunshine Products, Inc. *	930	13,094
Total Household & Personal Products		598,448
Insurance–0.3%
Amtrust Financial Services, Inc.	1,446	32,188

Materials–3.0%
CF Industries Holdings, Inc.	914	112,778
Endeavour Silver Corp. *	451	4,050
Futurefuel Corp.	1,015	10,556
Fuwei Films Holdings Co. Ltd. *	8,356	19,052
Innospec, Inc. *	4,117	99,673
LSB Industries, Inc. *	1,388	39,794
Valhi, Inc.	1,312	71,071
Total Materials		356,974
Media–0.1%
Liberty Media Corp. - Liberty Capital, Class A *	195	12,893

Pharmaceuticals, Biotechnology & Life Sciences–4.2%
Akorn, Inc. *	4,747	37,074
Aveo Pharmaceuticals, Inc. *	491	7,557
Columbia Laboratories, Inc. *	15,451	30,129
Hi-Tech Pharmacal Co., Inc. *	270	9,072
Jazz Pharmaceuticals, Inc. *	932	38,697
Perrigo Co.	3,814	370,378
Spectrum Pharmaceuticals, Inc. *	788	6,012
Total Pharmaceuticals, Biotechnology & Life Sciences		498,919
Real Estate–1.3%
American Capital Agency Corp. (b)	1,424	38,590

The accompanying notes are an integral part of these financial statements.

Schedule of Investments - continued

RevenueShares Navellier Overall A-100 Fund
September 30, 2011 (Unaudited)

Investments	Shares	Value
Real Estate–1.3% (continued)
Annaly Capital Management, Inc. (b)	7,216	$120,002
Total Real Estate		158,592
Retailing–9.5%
Dollar Tree, Inc. *	9,542	716,700
Lithia Motors, Inc., Class A	5,848	84,094
priceline.com, Inc. *	255	114,612
Sally Beauty Holdings, Inc. *	6,851	113,727
Select Comfort Corp. *	1,600	22,352
Stamps.com, Inc. *	212	4,333
Ulta Salon Cosmetics & Fragrance, Inc. *	880	54,762
Total Retailing		1,110,580
Semiconductors & Semiconductor Equipment–0.0%†
Ceva, Inc. *	112	2,723
Cvd Equipment Corp. *	139	1,876
Total Semiconductors & Semiconductor Equipment		4,599
Software & Services–1.3%
Broadsoft, Inc. *	132	4,006
Cimatron Ltd.	9,923	31,555
Easylink Services International Corp., Class A *	855	3,711
Internet Initiative Japan, Inc. (a)	4,016	45,822
j2 Global Communications, Inc.	387	10,410
Keynote Systems, Inc.	199	4,205
NIC, Inc.	528	6,046
Opnet Technologies, Inc.	1,313	45,837
Total Software & Services		151,592
Technology Hardware & Equipment–0.3%
Datalink Corp. *	1,612	10,962
IPG Photonics Corp. *	568	24,674
Total Technology Hardware & Equipment		35,636
Telecommunication Services–10.0%
BT Group PLC (a)	30,676	817,209
Tim Participacoes SA (a)	15,163	357,240
Total Telecommunication Services		1,174,449
Transportation–0.5%
Copa Holdings SA, Class A	906	55,511

Utilities–7.1%
National Grid PLC (a)	16,926	839,530

Total Common Stocks (Cost $11,560,630)		10,986,376
PREFERRED STOCK–6.4%
Food, Beverage & Tobacco–6.4%
Cia de Bebidas das Americas (a)	24,561	752,795
Total Preferred Stocks (Cost $710,220)		752,795

Total Investments–100.0% (Cost $12,270,850)		11,739,171
Other Assets in Excess of Liabilities–0.0%		279
Net Assets–100.0%		$11,739,450

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Real Estate Investment Trust
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2011 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)		Other Significant Observable	Significant Observable	Total
Fund	Common Stock	Preferred Stock	Inputs (Level 2)	Inputs (Level 3)
RevenueShares Large Cap Fund	147,697,273	–	–	–	147,697,273
RevenueShares Mid Cap Fund	103,303,301	–	–	–	103,303,301
RevenueShares Small Cap Fund	88,560,035	–	447	–	88,560,482
RevenueShares Financials Sector Fund	8,876,305	–	–	–	8,876,305
RevenueShares ADR Fund	42,549,860	510,037	–	–	43,059,897
RevenueShares Navellier Overall A-100 Fund	10,986,376	752,795	–	–	11,739,171

At September 30, 2011, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of September 30, 2011, based on the valuation input Levels assigned to securities on June 30, 2011.

4. FEDERAL INCOME TAX

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
RevenueShares Large Cap Fund	$155,557,725	10,083,320	(17,943,772)	(7,860,452)
RevenueShares Mid Cap Fund	109,820,963	7,303,286	(13,820,948)	(6,517,662)
RevenueShares Small Cap Fund	95,356,515	5,889,052	(12,685,085)	(6,796,033)
RevenueShares Financials Sector Fund	13,180,796	56,842	(4,361,333)	(4,304,491)
RevenueShares ADR Fund	51,716,215	991,332	(9,647,650)	(8,656,318)
RevenueShares Navellier Overall A-100 Fund	12,270,850	438,434	(970,113)	(531,679)

5. ADDITIONAL INFORMATION

The Schedules of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

6. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	November 28, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	November 28, 2011

By:	/s/ Charles S. Todd Charles S. Todd Chief Financial Officer

Date:	November 28, 2011